     As filed with the Securities and Exchange Commission on March 7, 2000.

                                                             File No. 333-91925
                                                                       811-4732

                           SECURITIES AND EXCHANGE COMMISSION
                                Washington, D. C. 20549
                                        FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

     Pre-Effective Amendment No.                                            [ ]
                                 ---
     Post-Effective Amendment No.  1                                        [X]
                                  ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  143                                                     [X]
                    ---

                            HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO
                              (Exact Name of Registrant)

                             HARTFORD LIFE INSURANCE COMPANY
                                  (Name of Depositor)
                                     P.O. Box 2999
                                Hartford, CT  06104-2999
                      (Address of Depositor's Principal Offices)

                                     (860) 843-4891
                  (Depositor's Telephone Number, Including Area Code)

                                    Marianne O'Doherty
                             Hartford Life Insurance Company
                                      P.O. Box 2999
                                Hartford, CT  06104-2999
                         (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


   _____ immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__ on March 7, 2000 pursuant to paragraph (b) of Rule 485
   _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   _____ on _________, 2000 pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


The purpose of this Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-91925) is to incorporate the Director Select prospectus into this Registration Statement. This Post-Effective Amendment No. 1 does not supercede Pre-Effective Amendment No. 1 or Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on February 22, 2000.

                            CROSS REFERENCE SHEET
                           PURSUANT TO RULE 495(A)


    N-4 Item No.                           Prospectus Heading
    ---------------------------------------------------------
1.  Cover Page                             Hartford Life Insurance Company -
                                           Separate Account Two

2.  Definitions                            Definitions

3.  Synopsis or Highlights                 Highlights

4.  Condensed Financial                    Yield Information
    Information

5.  General Description of                 Hartford Life Insurance Company, The Separate
    Registrant                             Account, and The Funds

6.  Deductions                             Contract Charges

7.  General Description of                 The Contract
    Annuity Contracts

8.  Annuity Period                         Annuity Payouts

9.  Death Benefit                          Death Benefits

10. Purchases and Contract Value           The Contract, and Contract Value

11. Redemptions                            Surrenders

12. Taxes                                  Federal Tax Considerations

13. Legal Proceedings                      Legal Matters and Experts

14. Table of Contents of the               Table of Contents to
    Statement of Additional                Statement of Additional
    Information                            Information

15. Cover Page                             Part B; Statement of Additional
                                           Information

16. Table of Contents                      Table of Contents

17. General Information and History        Summary

18. Services                               None

19. Purchase of Securities                 Distribution of Contracts
                                           being Offered

20. Underwriters                           Distribution of Contracts

21. Calculation of Performance Data        Calculation of Yield and Return

22. Annuity Payments                       Settlement Provisions

23. Financial Statements                   Financial Statements

24. Financial Statements and               Financial Statements and
    Exhibits                               Exhibits

25. Directors and Officers of the          Directors and Officers of the
    Depositor                              Depositor

26. Persons Controlled by or Under         Persons Controlled by or Under
    Common Control with the                Common Control with the Depositor
    Depositor or Registrant                or Registrant

27. Number of Contract Owners              Number of Contract Owners

28. Indemnification                        Indemnification

29. Principal Underwriters                 Principal Underwriters

30. Location of Accounts and               Location of Accounts and Records
    Records

31. Management Services                    Management Services

32. Undertakings                           Undertakings

                                  PART A

THE DIRECTOR SELECT PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase The Director Select Plus variable annuity. Please read it carefully.



We call this annuity Director Select Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this Annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.



The Director Select Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- EVERGREEN CAPITAL GROWTH SUB-ACCOUNT which purchases shares of Evergreen VA Capital Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN FOUNDATION SUB-ACCOUNT which purchases shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN GROWTH SUB-ACCOUNT which purchases shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN OMEGA SUB-ACCOUNT which purchases shares of Evergreen VA Omega Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN PERPETUAL INTERNATIONAL SUB-ACCOUNT which purchases shares of Evergreen VA Perpetual International Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN SPECIAL EQUITY SUB-ACCOUNT which purchases shares of Evergreen VA Special Equity Fund of the Evergreen Variable Annuity Trust.


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Global Leaders HLS Fund.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Growth and Income HLS Fund.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford High Yield HLS Fund.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford International Advisers HLS Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford MidCap HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IB of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Stock HLS Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MARCH 7, 2000


THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MARCH 7, 2000.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       10
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  The Separate Account                                           11
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   14
----------------------------------------------------------------------
THE CONTRACT                                                     15
----------------------------------------------------------------------
  Purchases and Contract Value                                   15
----------------------------------------------------------------------
  Charges and Fees                                               17
----------------------------------------------------------------------
  Death Benefit                                                  19
----------------------------------------------------------------------
  Surrenders                                                     21
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  23
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         25
----------------------------------------------------------------------
OTHER INFORMATION                                                25
----------------------------------------------------------------------
  Legal Matters and Experts                                      26
----------------------------------------------------------------------
  More Information                                               26
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       26
----------------------------------------------------------------------
  A. General                                                     26
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               26
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchases Other Than Qualified Retirement Plans             27
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              29
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     29
----------------------------------------------------------------------
  F. Annuity Purchases By Nonresident Aliens and Foreign
     Corporations                                                29
----------------------------------------------------------------------
  G. Generation -- Skipping Transfers                            29
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         30
----------------------------------------------------------------------
APPENDIX 1 -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          31
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Annuity Calculation Date.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.


GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after the Annuity Calculation Date. You may name a Joint Annuitant only if your Annuity Payout

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------
Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Annuity.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE
                      Contract Owner Transaction Expenses


Sales Charge Imposed on Purchases (as a percentage of
  premium payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of amounts
  Surrendered) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

Annual Maintenance Fee (3)                                       $30
---------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.45%
---------------------------------------------------------------------
Optional Charges (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
Total Separate Account Annual Expenses with the Optional
  Death Benefit Charge                                          1.60%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge Schedule.

(2) Length of time from premium payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
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            Annual Fund Operating Expenses as of the Fund's Year End
                    (as a percentage of average net assets)


                                                                 12b-1
                                                              DISTRIBUTION
                                                            AND/OR SERVICING              TOTAL FUND
                                                             FEE INCLUDING      OTHER     OPERATING
                                          MANAGEMENT FEES    ANY WAIVERS(1)    EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund               0.80%               N/A           0.38%       1.18%
----------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                   0.83%               N/A           0.12%       0.95%
----------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                       0.70%               N/A           0.63%       1.33%
----------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                        0.60%               N/A           0.36%       0.96%
----------------------------------------------------------------------------------------------------
Evergreen VA Perpetual International
  Fund                                         1.00%               N/A           0.96%       1.96%
----------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund (2)           1.36%               N/A           2.35%       3.71%
----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                     0.63%              0.18%          0.02%       0.83%
----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                         0.49%              0.18%          0.03%       0.70%
----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund         0.64%              0.18%          0.02%       0.84%
----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund          0.65%              0.18%          0.03%       0.86%
----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund               0.74%              0.18%          0.12%       1.04%
----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund            0.78%              0.18%          0.04%       1.00%
----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                   0.66%              0.18%          0.06%       0.90%
----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                        0.40%              0.18%          0.03%       0.61%
----------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund       0.76%              0.18%          0.09%       1.03%
----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
  Fund                                         0.69%              0.18%          0.09%       0.96%
----------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                       0.76%              0.18%          0.03%       0.97%
----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 0.45%              0.18%          0.02%       0.65%
----------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund          0.45%              0.18%          0.03%       0.66%
----------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                0.75%              0.18%          0.03%       0.96%
----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                        0.46%              0.18%          0.02%       0.66%
----------------------------------------------------------------------------------------------------


(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2001. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund--0.90%; Hartford Bond HLS Fund--0.77%; Hartford Capital Appreciation HLS Fund--0.91%; Hartford Dividend and Growth HLS Fund--0.93%; Hartford Global Leaders HLS Fund--1.11%; Hartford Growth and Income HLS Fund--1.07%; Hartford High Yield HLS Fund--0.97%; Hartford Index HLS Fund--0.68%; Hartford International Advisers HLS Fund--1.10%; Hartford International Opportunities HLS Fund--1.03%; Hartford MidCap HLS Fund--1.04%; Hartford Money Market HLS Fund--0.72%; Hartford Mortgage Securities HLS Fund--0.73%; Hartford Small Company HLS Fund--1.03%; Hartford Stock HLS Fund--0.73%.


(2) The Evergreen VA Special Equity Portfolio inception date is 9/30/99. Expenses have been estimated based upon current fund contracts. Currently the Advisor waives its management fee and reimburses the Fund for certain expenses. With these waivers and reimbursements, the Management Fee and Total Operating Expenses would be:



                                                                                                 TOTAL FUND
                                                                                       OTHER     OPERATING
                                                                    MANAGEMENT FEES   EXPENSES    EXPENSES
      -----------------------------------------------------------------------------------------------------
      Evergreen VA Special Equity Fund                                   0.00%          1.03%       1.03%
      -----------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE


THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT IS SELECTED AND TAKES INTO ACCOUNT THE PAYMENT ENHANCEMENT CREDITED ON A $1,000 INVESTMENT.



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Capital
   Growth Fund     $106     $172      $226       $330      $59      $ 91      $156       $329      $30     $ 92     $156     $330
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Foundation
   Fund            $104     $165      $214       $306      $57      $ 84      $144       $305      $28     $ 85     $144     $306
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Growth Fund     $108     $176      $234       $345      $61      $ 96      $163       $344      $32     $ 97     $164     $345
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Omega Fund      $104     $165      $215       $307      $57      $ 84      $144       $306      $28     $ 85     $145     $307
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Perpetual
   International
   Fund            $114     $195      $266       $405      $68      $115      $195       $404      $38     $116     $196     $405
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Special
   Equity Fund     $133     $244      $346       $554      $86      $169      $280       $554      $57     $169     $281     $554
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $102     $161      $208       $294      $56      $ 80      $137       $293      $26     $ 81     $138     $294
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $101     $157      $201       $280      $54      $ 76      $130       $279      $25     $ 77     $131     $280
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $103     $161      $209       $295      $56      $ 80      $138       $294      $26     $ 81     $139     $295
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $103     $162      $210       $297      $56      $ 81      $139       $296      $27     $ 82     $140     $297
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $105     $167      $219       $315      $58      $ 87      $148       $315      $29     $ 87     $149     $315
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $104     $166      $217       $311      $57      $ 86      $146       $311      $28     $ 86     $147     $311
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $103     $163      $212       $301      $56      $ 82      $141       $300      $27     $ 83     $142     $301
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $100     $154      $196       $271      $53      $ 73      $126       $270      $24     $ 74     $126     $271
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $105     $167      $219       $314      $58      $ 86      $148       $314      $28     $ 87     $149     $314
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $104     $165      $215       $307      $57      $ 84      $144       $306      $28     $ 85     $145     $307
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $104     $165      $215       $308      $57      $ 85      $145       $308      $28     $ 85     $145     $308
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $101     $155      $199       $275      $54      $ 74      $128       $274      $24     $ 75     $129     $275
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $101     $155      $199       $276      $54      $ 75      $128       $275      $24     $ 75     $129     $276
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $104     $165      $215       $307      $57      $ 84      $144       $306      $28     $ 85     $145     $307
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $101     $155      $199       $276      $54      $ 75      $128       $275      $24     $ 75     $129     $276
 -----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLE


THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED AND TAKES INTO ACCOUNT THE PAYMENT ENHANCEMENT CREDITED ON A $1,000 INVESTMENT.



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Capital
   Growth Fund     $105     $167      $219       $314      $58      $ 86      $148       $314      $28     $ 87     $149     $314
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Foundation
   Fund            $102     $160      $206       $291      $55      $ 79      $136       $290      $26     $ 80     $136     $291
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Growth Fund     $106     $172      $226       $330      $59      $ 91      $156       $329      $30     $ 92     $156     $330
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Omega Fund      $102     $160      $207       $292      $55      $ 80      $136       $291      $26     $ 80     $137     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Perpetual
   International
   Fund            $113     $190      $259       $391      $66      $111      $188       $390      $37     $111     $189     $391
 -----------------------------------------------------------------------------------------------------------------------------------
 Evergreen VA
   Special
   Equity Fund     $131     $240      $339       $542      $84      $164      $273       $542      $55     $165     $274     $542
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $101     $156      $200       $278      $54      $ 75      $129       $277      $25     $ 76     $130     $278
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $ 99     $152      $193       $264      $53      $ 71      $123       $263      $23     $ 72     $123     $264
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $101     $156      $201       $279      $54      $ 76      $130       $278      $25     $ 76     $131     $279
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $101     $157      $202       $281      $54      $ 76      $131       $280      $25     $ 77     $132     $281
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $103     $163      $211       $300      $56      $ 82      $140       $299      $27     $ 83     $141     $300
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $103     $161      $209       $296      $56      $ 81      $138       $295      $26     $ 81     $139     $296
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $102     $158      $204       $285      $55      $ 78      $133       $285      $25     $ 78     $134     $285
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $ 99     $149      $188       $255      $52      $ 68      $118       $254      $22     $ 69     $118     $255
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $103     $162      $211       $299      $56      $ 82      $140       $298      $27     $ 82     $141     $299
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $102     $160      $207       $292      $55      $ 80      $136       $291      $26     $ 80     $137     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $102     $160      $208       $293      $56      $ 80      $137       $292      $26     $ 80     $138     $293
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $ 99     $150      $191       $259      $52      $ 70      $120       $258      $23     $ 70     $121     $259
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $ 99     $151      $191       $260      $52      $ 70      $120       $259      $23     $ 71     $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $102     $160      $207       $292      $55      $ 80      $136       $291      $26     $ 80     $137     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $ 99     $151      $191       $260      $52      $ 70      $120       $259      $23     $ 71     $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.


Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Annuity. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.


WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity. Each Premium Payment has its own Contingent Deferred Sales Charge period. The Contingent Deferred Sales Charge is a percentage of the amount surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      One Year               8%
-----------------------------------------
     Two Years               8%
-----------------------------------------
    Three Years              8%
-----------------------------------------
     Four Years              8%
-----------------------------------------
     Five Years              7%
-----------------------------------------
     Six Years               6%
-----------------------------------------
    Seven Years              5%
-----------------------------------------
    Eight Years              0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Annuity for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. Please see the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               11
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The Death Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in the states of Washington or New York.

The Optional Death Benefit calculation will be different if you elect to add the Optional Death Benefit after you purchase your Annuity.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life, Joint and Last Survivor Life with Payments for a Period Certain and Payment For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon or Alabama, you must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 12th Contract Year. If you do not tell us what Annuity Payout Option you want before those dates, we will make payments under Life Annuity with a 10 year Period Certain Annuity Option.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS


The Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund,
Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Mentor Investment Advisors LLC is the investment advisor to the Evergreen VA Capital Growth Fund and to the Evergreen VA Growth Fund. Evergreen Asset Management Corp. is the investment advisor to the Evergreen VA Foundation Fund. Evergreen Investment Management Company is the investment advisor to the Evergreen VA Omega Fund. Mentor Perpetual Advisors LLC is the investment advisor to the Evergreen VA Perpetual International Fund. Meridian Investment Company is the investment advisor to the Evergreen VA Special Equity Fund. All the investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $250 billion in consolidated assets as of December 31, 1999.



All of the Hartford Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisers and provide day to day investment services.



Each Hartford Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses, policies and procedures are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which you may order from us. The Funds' prospectuses should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


EVERGREEN VA CAPITAL GROWTH FUND -- Seeks to provide long-term appreciation of capital by investing primarily in common stocks which the investment advisor believes offer the potential for capital appreciation over both the immediate and long term.



EVERGREEN VA FOUNDATION FUND -- Seeks, in order of priority, reasonable income, conservation of capital and capital appreciation.



EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock. Although the Fund may invest in companies of any size, the Fund invests principally in common stocks of small to mid-sized companies.



EVERGREEN VA OMEGA FUND -- Seeks maximum capital growth through investment in common stocks and convertible securities of companies of all sizes.



EVERGREEN VA PERPETUAL INTERNATIONAL FUND -- Seeks to provide long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers of all sizes located outside the United States. The Fund may also invest in debt securities.



EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through a diversified portfolio of common stocks of domestic companies of varying market capitalizations.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
investing primarily in dividend paying securities. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. company and non-U.S. high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the Section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.


HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard and Poor's Mid-Cap 400 Index. Sub-advised by Wellington Management.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 200 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program may have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the transfer programs. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.


The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

HARTFORD LIFE INSURANCE COMPANY                                               15
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You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time. There is no charge for Dollar Cost Averaging.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts. HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or

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"recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?


Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:


- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Annuity if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Annuity's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Annuity, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.


The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus


- The daily Mortality and Expense Risk Charge and any other applicable charges, including any administrative charges or the Optional Death Benefit Charge, adjusted for the number of days in the period.


We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

HARTFORD LIFE INSURANCE COMPANY                                               17
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CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

There are 5 charges and fees associated with the Contract and the Optional Death Benefit Charge:

1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.


We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.


The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

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________________________________________________________________________________


For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:


- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Annuity the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial advisor or Hartford.
________________________________________________________________________________

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT: During the first seven Contract Years, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS AFTER THE SEVENTH CONTRACT YEAR: After the seventh Contract Year, you may take the total of: (a) all of your earnings, (b) all Premium Payments held in your Contract for more than seven years, (c) Payment Enhancements credited for more than seven years, and
  (d) 10% of your Premium Payments made during the last seven years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must:
  (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon the commencement of Annuity Payouts. The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value (estimated at 0.95% for mortality and 0.50% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

HARTFORD LIFE INSURANCE COMPANY                                               19
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  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect when Annuity Payouts begin. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS -- No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Annuity, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Annuities, however, there are no additional profits inherent with the structure of this Annuity when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE OPTIONAL DEATH BENEFIT CHARGE AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

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- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Interest Accumulation Value described below.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Plus any Premium Payments made, but not including any Payment Enhancements credited;

- Minus any partial Surrenders;

- Compounded daily at an annual rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any Surrenders.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit is not available in the states of Washington or New York.


If you elect the Optional Death Benefit after you purchase your Annuity, your Interest Accumulation Value calculation will be:


- Your Contract Value on the date we add the Optional Death Benefit to your Annuity;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the

HARTFORD LIFE INSURANCE COMPANY                                               21
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situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. This spousal continuation is available only once for each Contract. If the beneficiary elects to continue the Contract, we will adjust the Contract Value to equal the amount that we would have paid as the Death Benefit.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A

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Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

HARTFORD LIFE INSURANCE COMPANY                                               23
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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return.


LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select with a minimum of 10 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Beneficiary may elect to continue the remaining Annuity Payouts or recieve the present value of the amount of the remaining Annuity Payouts


JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

24                                               HARTFORD LIFE INSURANCE COMPANY
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- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN -- We will make Annuity Payouts for the number of years that you select. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN OR PAYMENT FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTIONS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a 10 Year Period Certain.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You

HARTFORD LIFE INSURANCE COMPANY                                               25
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will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

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CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

HARTFORD LIFE INSURANCE COMPANY                                               27
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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the

28                                               HARTFORD LIFE INSURANCE COMPANY
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    contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

HARTFORD LIFE INSURANCE COMPANY                                               29
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 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that

30                                               HARTFORD LIFE INSURANCE COMPANY
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are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION -- SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE INSURANCE COMPANY                                               31
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                 PAGE
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DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
-----------------------------------------------------------------------------
SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
-----------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
-----------------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
-----------------------------------------------------------------------------
PERFORMANCE COMPARISONS
-----------------------------------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-

HARTFORD LIFE INSURANCE COMPANY                                               33
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exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

34                                               HARTFORD LIFE INSURANCE COMPANY
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the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The Director Select Plus variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


a.  Attained age 59 1/2,

b.  Separated from service,

c.  Died, or

d.  Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No:  __________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

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                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                   PART B

                          STATEMENT OF ADDITIONAL INFORMATION


                            HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO
                         DIRECTOR SELECT PLUS VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.






Date of Prospectus:  March 7, 2000

Date of Statement of Additional Information:  March 7, 2000












333-91925

                              TABLE OF CONTENTS


SECTION                                                                    PAGE

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............................  3

SAFEKEEPING OF ASSETS......................................................  3

INDEPENDENT PUBLIC ACCOUNTANTS.............................................  3

DISTRIBUTION OF CONTRACTS..................................................  3

CALCULATION OF YIELD AND RETURN............................................  4

PERFORMANCE RELATED INFORMATION............................................  6

PERFORMANCE COMPARISONS....................................................  9

FINANCIAL STATEMENTS....................................................... 11

                DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              HARTFORD'S RATINGS

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Rating Agency                     Effective              Rating          Basis of Rating
                                Date of Rating
-----------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.         1/1/99                 A+            Financial performance
-----------------------------------------------------------------------------------------------------
Standard & Poor's                   8/1/99                 AA            Insurer financial strength
-----------------------------------------------------------------------------------------------------
Duff & Phelps                       7/1/99                 AA+           Claims paying ability
-----------------------------------------------------------------------------------------------------


                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                          INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on premium
payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $159,553,734.37; 1998: $61,629,500; and 1997: $64,851,026. HSD
has retained none of these commissions.


                            CALCULATION OF YIELD AND RETURN


YIELD OF A MONEY MARKET SUB-ACCOUNT. The yield of a Money Market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN
RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

Yield and effective yield for the seven-day period ending December 31, 1999.

----------------------------------------------------------------------------
SUB-ACCOUNT                      YIELD                 EFFECTIVE YIELD
----------------------------------------------------------------------------
Hartford Money Market HLS Fund   3.70%                      3.76%
----------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. Yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where          A = Dividends and interest earned during the period.
               B = Expenses accrued for the period (net of reimbursements).
               C = The average daily number of units outstanding during the period that were entitled to receive dividends.
               D = The maximum offering price per unit on the last day of the period.

Yield quotation based on a 30-day period ended December 31, 1999.

------------------------------------------------------------------------------
SUB-ACCOUNTS                                              YIELD
------------------------------------------------------------------------------
Hartford Bond HLS Fund                                    5.30%
------------------------------------------------------------------------------
Hartford High Yield HLS Fund                              7.89%
------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                     5.12%
------------------------------------------------------------------------------

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1989. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.


CALCULATION OF TOTAL RETURN. Total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not be elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

The following are the standardized average annual total return quotations for the Sub-Accounts:

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                  DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------
                            SEPARATE ACCOUNT                                               SINCE
SUB-ACCOUNT                   INCEPTION       1 YEAR       5 YEAR          10 YEAR      INCEPTION OF
                                 DATE                                                 SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------
Evergreen VA Capital
Growth Fund                     3/2/98        (4.83%)        N/A             N/A             0.48%
------------------------------------------------------------------------------------------------------
Evergreen VA
Foundation Fund                 3/1/96        (0.74%)        N/A             N/A            11.67%
------------------------------------------------------------------------------------------------------
Evergreen VA Growth
Fund                            3/2/98         9.71%         N/A             N/A            (2.49%)
------------------------------------------------------------------------------------------------------
Evergreen VA Omega
Fund                            3/1/97        35.42%         N/A             N/A            21.61%
------------------------------------------------------------------------------------------------------
Evergreen VA Perpetual
International Fund              3/2/98        28.25%         N/A             N/A            20.21%
------------------------------------------------------------------------------------------------------
Evergreen VA Special
Equity Fund                    9/29/99          N/A          N/A             N/A             8.49%
------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund      6/2/86        (2.20%)      15.88%           9.81%            N/A
------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund          6/2/86       (14.60%)       2.04%           3.17%            N/A
------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
HLS Fund                        6/2/86        24.24%       20.17%          15.86%            N/A
------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
HLS Fund                        3/8/94        (7.39%)      17.39%            N/A            14.42%
------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
Fund                           10/1/98        36.94%         N/A             N/A            59.62%
------------------------------------------------------------------------------------------------------
Hartford Growth and Income
HLS Fund                       5/29/98         8.86%         N/A             N/A            16.14%
------------------------------------------------------------------------------------------------------
Hartford High Yield HLS
Fund                           10/1/98        (7.99%)        N/A             N/A            (5.76%)
------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund         5/1/87         7.54%       23.18%          13.25%            N/A
------------------------------------------------------------------------------------------------------
Hartford International
Advisers HLS Fund               3/1/95        10.17%         N/A             N/A             8.75%
------------------------------------------------------------------------------------------------------
Hartford International
Opportunities HLS Fund          7/2/90        26.60%        9.85%            N/A             5.56%
------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund       7/30/97        38.36%         N/A             N/A            28.65%
------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
Fund                            6/2/86        (7.80%)      (0.78%)          0.49%             N/A
------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
HLS Fund                        6/2/86       (11.12%)       1.90%           2.82%             N/A
------------------------------------------------------------------------------------------------------
Hartford Small Company
HLS Fund                        8/9/96        52.15%         N/A             N/A            22.01%
------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund         6/2/86         6.85%       23.85%          13.69%             N/A
------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. The following are the non-standardized annualized total return quotations for the Sub-Accounts:


           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                 DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------
                                 FUND                                                          SINCE
SUB-ACCOUNT                   INCEPTION       1 YEAR       5 YEAR          10 YEAR           INCEPTION
                                 DATE                                                         OF FUND
------------------------------------------------------------------------------------------------------
Evergreen Va Capital
Growth Fund                     3/2/98         5.17%        N/A              N/A               6.94%
------------------------------------------------------------------------------------------------------
Evergreen VA
Foundation Fund                 3/1/96         9.26%        N/A              N/A              15.17%
------------------------------------------------------------------------------------------------------
Evergreen VA Growth
Fund                            3/2/98        19.71%        N/A              N/A               4.61%
------------------------------------------------------------------------------------------------------
Evergreen VA Omega
Fund                            3/1/97        45.42%        N/A              N/A               26.06%
------------------------------------------------------------------------------------------------------
Evergreen VA Perpetual
International Fund              3/2/98        38.25%        N/A              N/A               26.27%
------------------------------------------------------------------------------------------------------
Evergreen VA Special
Equity Fund                     9/29/99         N/A         N/A              N/A               18.49%
------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund      3/31/83        8.80%       18.81%           12.14%              N/A
------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund          8/31/77       (3.60%)       5.93%            5.66%              N/A
------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
HLS Fund                         4/2/84       35.24%       22.99%           17.83%              N/A
------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
HLS Fund                         3/8/94        3.61%       20.10%             N/A             17.16%
------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
Fund                            10/1/98       47.94%         N/A              N/A             70.19%
------------------------------------------------------------------------------------------------------
Hartford Growth and Income
HLS Fund                        5/29/98       19.86%         N/A              N/A             24.27%
------------------------------------------------------------------------------------------------------
Hartford High Yield HLS
Fund                            10/1/98        3.01%         N/A              N/A              5.49%
------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          5/1/87       18.54%       25.75%           15.54%              N/A
------------------------------------------------------------------------------------------------------
Hartford International
Advisers HLS Fund                3/1/95       21.17%         N/A              N/A             12.43%
------------------------------------------------------------------------------------------------------
Hartford International
Opportunities HLS Fund           7/2/90       37.60%       13.49%             N/A              8.58%
------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund        7/30/97       49.36%         N/A              N/A             34.14%
------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
Fund                            6/30/80        3.20%        3.58%            3.40%              N/A
------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
HLS Fund                         1/1/85       (0.12%)       5.85%            5.37%              N/A
------------------------------------------------------------------------------------------------------
Hartford Small Company
HLS Fund                         8/9/96       63.15%         N/A              N/A             26.51%
------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund         8/31/77       17.85%       26.42%           15.97%              N/A
------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                       PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
UNAUDITED

                                                                                 MONEY
                                             BOND FUND        STOCK FUND      MARKET FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 381,925,372
    Cost $398,919,676
      Market Value......................    $379,581,114          --               --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 446,551,430
    Cost $1,739,620,114
      Market Value......................         --         $3,191,676,331         --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 416,009,296
    Cost $416,009,296
      Market Value......................         --               --          $416,009,296
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 1,924,549,471
    Cost $3,837,456,863
      Market Value......................         --               --               --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 437,319,084
    Cost $1,404,391,777
      Market Value......................         --               --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 163,664,753
    Cost $176,379,736
      Market Value......................         --               --               --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 208,576,729
    Cost $500,271,928
      Market Value......................         --               --               --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 270,848,565
    Cost $312,238,682
      Market Value......................         --               --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 462,406,230
    Cost $749,888,851
      Market Value......................         --               --               --
  Due from Hartford Life Insurance
   Company..............................         --               --               --
  Receivable from fund shares sold......         160,437            77,855      38,653,596
                                            ------------    --------------    ------------
  Total Assets..........................     379,741,551     3,191,754,186     454,662,892
                                            ------------    --------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         160,617            79,461      38,625,437
  Payable for fund shares purchased.....         --               --               --
                                            ------------    --------------    ------------
  Total Liabilities.....................         160,617            79,461      38,625,437
                                            ------------    --------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $379,580,934    $3,191,674,725    $416,037,455
                                            ============    ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 11
              ----------------------------------------------------

                                                               CAPITAL           MORTGAGE                          INTERNATIONAL
                                         ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                         --------------   -----------------   ---------------   --------------   ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 381,925,372
    Cost $398,919,676
      Market Value......................      --                --                 --                --                --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 446,551,430
    Cost $1,739,620,114
      Market Value......................      --                --                 --                --                --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 416,009,296
    Cost $416,009,296
      Market Value......................      --                --                 --                --                --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 1,924,549,471
    Cost $3,837,456,863
      Market Value...................... $5,705,854,235         --                 --                --                --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 437,319,084
    Cost $1,404,391,777
      Market Value......................      --           $2,665,629,499          --                --                --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 163,664,753
    Cost $176,379,736
      Market Value......................      --                --             $170,128,202          --                --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 208,576,729
    Cost $500,271,928
      Market Value......................      --                --                 --           $ 873,682,031          --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 270,848,565
    Cost $312,238,682
      Market Value......................      --                --                 --                --             $508,094,303
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 462,406,230
    Cost $749,888,851
      Market Value......................      --                --                 --                --                --
  Due from Hartford Life Insurance
   Company..............................      --               14,808,231            85,563           205,321          1,011,121
  Receivable from fund shares sold......     2,195,184          --                 --                --                --
                                         --------------    --------------      ------------     -------------       ------------
  Total Assets.......................... 5,708,049,419      2,680,437,730       170,213,765       873,887,352        509,105,424
                                         --------------    --------------      ------------     -------------       ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     2,196,979          --                 --                --                --
  Payable for fund shares purchased.....      --               14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Total Liabilities.....................     2,196,979         14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Net Assets (variable annuity contract
   liabilities)......................... $5,705,852,440    $2,665,629,435      $170,132,174     $ 873,681,278       $508,092,953
                                         ==============    ==============      ============     =============       ============

                                           DIVIDEND AND
                                           GROWTH FUND
                                           SUB-ACCOUNT
                                          --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 381,925,372
    Cost $398,919,676
      Market Value......................       --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 446,551,430
    Cost $1,739,620,114
      Market Value......................       --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 416,009,296
    Cost $416,009,296
      Market Value......................       --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 1,924,549,471
    Cost $3,837,456,863
      Market Value......................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 437,319,084
    Cost $1,404,391,777
      Market Value......................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 163,664,753
    Cost $176,379,736
      Market Value......................       --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 208,576,729
    Cost $500,271,928
      Market Value......................       --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 270,848,565
    Cost $312,238,682
      Market Value......................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 462,406,230
    Cost $749,888,851
      Market Value......................  $ 993,631,453
  Due from Hartford Life Insurance
   Company..............................       --
  Receivable from fund shares sold......        398,320
                                          -------------
  Total Assets..........................    994,029,773
                                          -------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        397,708
  Payable for fund shares purchased.....       --
                                          -------------
  Total Liabilities.....................        397,708
                                          -------------
  Net Assets (variable annuity contract
   liabilities).........................  $ 993,632,065
                                          =============

             ---------------------------------------------------- 12
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
UNAUDITED

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY          MIDCAP
                                                FUND             FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------    ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................    $109,141,013          --              --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................         --          $254,024,997         --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................         --               --         $259,688,385
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................         --               --              --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................         --               --              --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................         --               --              --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................         --               --              --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................         --               --              --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................         --               --              --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................         --               --              --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................         --               --              --
  Due from Hartford Life Insurance
   Company..............................         119,851        5,463,600      16,063,484
  Receivable from fund shares sold......         --               --              --
                                            ------------     ------------    ------------
  Total Assets..........................     109,260,864      259,488,597     275,751,869
                                            ------------     ------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         --               --              --
  Payable for fund shares purchased.....         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Total Liabilities.....................         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $109,140,768     $254,024,892    $259,688,060
                                            ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 13
              ----------------------------------------------------

                                         GROWTH AND                     GLOBAL      SMITH BARNEY   SMITH BARNEY   SMITH BARNEY
                                           INCOME       HIGH YIELD      LEADERS         CASH       APPRECIATION    GOVERNMENT
                                            FUND           FUND          FUND        PORTFOLIO         FUND        PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   ------------   -----------   ------------   ------------   ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................     --            --             --            --             --            --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................     --            --             --            --             --            --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................     --            --             --            --             --            --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value...................... $64,301,022       --             --            --             --            --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................     --        $17,501,387        --            --             --            --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................     --            --         $52,840,981       --             --            --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................     --            --             --          $ 471,343        --            --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................     --            --             --            --           $223,601        --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................     --            --             --            --             --           $31,310
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................     --            --             --            --             --            --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................     --            --             --            --             --            --
  Due from Hartford Life Insurance
   Company..............................    119,444        --            279,383         26,631        --            --
  Receivable from fund shares sold......     --             16,018        --            --                 14            11
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Assets.......................... 64,420,466     17,517,405    53,120,364        497,974       223,615        31,321
                                         -----------   -----------    -----------     ---------      --------       -------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --             15,974        --            --                 77            19
  Payable for fund shares purchased.....    119,350        --            279,292         27,259        --            --
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Liabilities.....................    119,350         15,974       279,292         27,259            77            19
                                         -----------   -----------    -----------     ---------      --------       -------
  Net Assets (variable annuity contract
   liabilities)......................... $64,301,116   $17,501,431    $52,841,072     $ 470,715      $223,538       $31,302
                                         ===========   ===========    ===========     =========      ========       =======

                                             BB&T          AMSOUTH
                                           GROWTH &     EQUITY INCOME
                                          INCOME FUND       FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------   -------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................      --             --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................      --             --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................      --             --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................      --             --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................      --             --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................      --             --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................      --             --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................      --             --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................      --             --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................  $28,017,845        --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................      --         $35,728,377
  Due from Hartford Life Insurance
   Company..............................       2,564         170,059
  Receivable from fund shares sold......      --             --
                                          -----------    -----------
  Total Assets..........................  28,020,409      35,898,436
                                          -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --             --
  Payable for fund shares purchased.....       2,585         170,055
                                          -----------    -----------
  Total Liabilities.....................       2,585         170,055
                                          -----------    -----------
  Net Assets (variable annuity contract
   liabilities).........................  $28,017,824    $35,728,381
                                          ===========    ===========

             ---------------------------------------------------- 14
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
UNAUDITED

                                                             MENTOR VIP            MENTOR VIP
                                                           CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                                FUND                  FUND
                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                           --------------    -----------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     $24,728,524             --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................         --                 $22,755,484
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................         --                  --
    Mitchell Hutchins Growth & Income Portfolio -
     Class 1
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................         --                  --
    Mitchell Hutchins Strategic Income Portfolio -
     Class 1
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................         --                  --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class 1
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................         --                  --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................         --                  --
  Due from Hartford Life Insurance Company.............         --                      17,786
  Receivable from fund shares sold.....................           7,221             --
                                                            -----------            -----------
  Total Assets.........................................      24,735,745             22,773,270
                                                            -----------            -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           7,301             --
  Payable for fund shares purchased....................         --                      17,847
                                                            -----------            -----------
  Total Liabilities....................................           7,301                 17,847
                                                            -----------            -----------
  Net Assets (variable annuity contract liabilities)...      24,728,444            $22,755,423
                                                            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 15
              ----------------------------------------------------

                                                        MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                                          GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                                           FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                        -----------   -----------------   -----------------   -------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value..................................... $14,432,037        --                  --                   --
    Mitchell Hutchins Growth & Income Portfolio -
     Class 1
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................     --           $4,022,057            --                   --
    Mitchell Hutchins Strategic Income Portfolio -
     Class 1
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................     --             --                $1,153,572             --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class 1
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................     --             --                  --                 $21,769,264
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................     --             --                  --                   --
  Due from Hartford Life Insurance Company.............      9,714         --                  --                       1,537
  Receivable from fund shares sold.....................     --                  137            --                   --
                                                        -----------      ----------          ----------           -----------
  Total Assets......................................... 14,441,751        4,022,194           1,153,572            21,770,801
                                                        -----------      ----------          ----------           -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............     --                  134                  38             --
  Payable for fund shares purchased....................      9,738         --                  --                       1,531
                                                        -----------      ----------          ----------           -----------
  Total Liabilities....................................      9,738              134                  38                 1,531
                                                        -----------      ----------          ----------           -----------
  Net Assets (variable annuity contract liabilities)... $14,432,013      $4,022,060          $1,153,534           $21,769,270
                                                        ===========      ==========          ==========           ===========

                                                         HUNTINGTON VA
                                                         INCOME EQUITY
                                                             FUND
                                                          SUB-ACCOUNT
                                                         -------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................      --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................      --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................      --
    Mitchell Hutchins Growth & Income Portfolio -
     Class 1
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................      --
    Mitchell Hutchins Strategic Income Portfolio -
     Class 1
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................      --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class 1
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................      --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................    $228,763
  Due from Hartford Life Insurance Company.............      --
  Receivable from fund shares sold.....................      --
                                                           --------
  Total Assets.........................................     228,763
                                                           --------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           8
  Payable for fund shares purchased....................      --
                                                           --------
  Total Liabilities....................................           8
                                                           --------
  Net Assets (variable annuity contract liabilities)...    $228,755
                                                           ========

             ---------------------------------------------------- 16
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
UNAUDITED

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Bond Fund Qualified 1.00%........        213,341  $ 4.242785  $       905,161
  Bond Fund Non-Qualified 1.00%....      1,528,336    4.178271        6,385,802
  Bond Fund 1.25%..................    167,706,691    2.184598      366,371,702
  Bond Fund .25%...................         52,746    1.498860           79,060
  Bond Fund 1.4%...................        755,787    2.182434        1,649,454
  Bond Fund 1.5%...................      2,733,792    0.994947        2,719,978
  Stock Fund Qualified 1.00%.......      2,764,533   13.310539       36,797,424
  Stock Fund Qualified 1.00%.......        679,578   13.920026        9,459,745
  Stock Fund 1.25%.................    432,423,789    7.175612    3,102,905,327
  Stock Fund .25%..................      1,068,046    3.885218        4,149,591
  Stock Fund 1.4%..................      2,104,901    7.168535       15,089,057
  Stock Fund 1.5%..................     11,808,607    1.223394       14,446,580
  Stock Fund 1.65%.................         69,390    1.222948           84,860
  Money Market Fund Qualified
   1.00%...........................        459,952    2.782454        1,279,796
  Money Market Fund Non-Qualified
   1.00%...........................      6,995,552    2.783765       19,473,975
  Money Market Fund 1.25%..........    213,832,400    1.777341      380,053,091
  Money Market Fund .25%...........        423,001    1.359855          575,220
  Money Market Fund 1.65%..........         95,824    1.049997          100,615
  Money Market Fund 1.4%...........      1,061,435    1.775591        1,884,675
  Money Market Fund 1.5%...........     11,251,805    1.050377       11,818,639
  Advisers Fund Qualified 1.00%....      2,884,286    7.230781       20,855,637
  Advisers Fund Non-Qualified
   1.00%...........................      8,513,289    7.230781       61,557,730
  Advisers Fund 1.25%..............  1,156,230,489    4.803097    5,553,487,191
  Advisers Fund .25%...............      1,122,511    2.760456        3,098,643
  Advisers Fund 1.65%..............         90,120    1.127468          101,608
  Advisers Fund 1.4%...............      4,952,412    4.798347       23,763,390
  Advisers Fund 1.5%...............     24,758,627    1.127880       27,924,760
  Capital Appreciation Fund
   Qualified 1.00%.................        693,728   12.687752        8,801,850
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      1,995,203   12.682513       25,304,182
  Capital Appreciation Fund
   1.25%...........................    347,433,441    7.501418    2,606,243,470
  Capital Appreciation Fund .25%...      1,770,832    3.719454        6,586,527
  Capital Appreciation Fund
   1.65%...........................         56,270    1.334003           75,064
  Capital Appreciation Fund 1.4%...      1,112,300    7.494011        8,335,584
  Capital Appreciation Fund 1.5%...      5,291,692    1.334491        7,061,715
  Mortgage Securities Fund
   Qualified 1.00%.................        455,136    2.859263        1,301,354
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      4,637,303    2.859263       13,259,270
  Mortgage Securities Fund 1.25%...     69,554,953    2.216665      154,180,031
  Mortgage Securities Fund .25%....         14,431    1.476954           21,314
  Mortgage Securities Fund 1.4%....        120,468    2.214471          266,772
  Mortgage Securities Fund 1.5%....        435,786    1.022434          445,563
  Index Fund Qualified 1.00%.......        180,991    2.226696          403,011
  Index Fund Non-Qualified 1.00%...        705,606    2.226696        1,571,169
  Index Fund 1.25%.................    152,272,495    5.607574      853,879,286
  Index Fund .25%..................        225,894    3.702905          836,463
  Index Fund 1.65%.................          7,659    1.239923            9,497
  Index Fund 1.4%..................      1,106,937    5.602011        6,201,075
  Index Fund 1.5%..................      5,947,828    1.240377        7,377,549

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 17
              ----------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  International Opportunities Fund
   Qualified 1.00%.................        164,957  $ 2.321965  $       383,024
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,040,352    2.320729        2,414,376
  International Opportunities Fund
   1.25%...........................    218,271,540    2.266827      494,783,822
  International Opportunities Fund
   .25%............................        693,181    2.614527        1,812,341
  International Opportunities Fund
   1.4%............................        449,187    2.264582        1,017,221
  International Opportunities Fund
   1.5%............................      5,242,257    1.273461        6,675,810
  Dividend and Growth Fund
   Qualified 1.00%.................        302,679    2.607548          789,249
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,206,465    2.607548        3,145,915
  Dividend and Growth Fund 1.25%...    381,269,170    2.569946      979,841,178
  Dividend and Growth Fund .25%....        208,016    2.723583          566,550
  Dividend and Growth Fund 1.65%...         17,587    1.045671           18,390
  Dividend and Growth Fund 1.4%....      1,030,411    2.567396        2,645,474
  Dividend and Growth Fund 1.5%....      4,376,833    1.046052        4,578,395
  International Advisers Fund
   Qualified 1.00%.................         12,397    1.817544           22,533
  International Advisers Fund
   Non-Qualified 1.00%.............        153,873    1.817544          279,670
  International Advisers Fund
   1.25%...........................     57,796,510    1.795704      103,785,423
  International Advisers Fund
   .25%............................         38,176    1.884645           71,947
  International Advisers Fund
   1.65%...........................          8,093    1.178048            9,534
  International Advisers Fund
   1.4%............................        390,910    1.793926          701,264
  International Advisers Fund
   1.5%............................      3,383,042    1.178481        3,986,850
  Small Company Fund Qualified
   1.00%...........................        227,604    2.269744          516,604
  Small Company Fund Non-Qualified
   1.00%...........................      2,533,564    2.269744        5,750,541
  Small Company Fund 1.25%.........    107,808,156    2.250630      242,636,270
  Small Company Fund .25%..........        237,848    2.328130          553,741
  Small Company Fund 1.65%.........         23,341    1.592576           37,173
  Small Company Fund 1.4%..........        725,945    2.248401        1,632,216
  Small Company Fund 1.5%..........      1,659,166    1.593152        2,643,303
  MidCap Fund Sub-Account 1.00%
   Qualified.......................        276,421    2.068062          571,655
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................      4,561,273    2.068062        9,432,996
  MidCap Fund Sub-Account .25%.....        100,099    2.105927          210,800
  MidCap Fund 1.65%................         12,943    1.520083           19,674
  MidCap Fund 1.4%.................      1,455,391    2.053534        2,988,695
  MidCap Fund 1.5%.................      2,064,651    1.520630        3,139,571
  MidCap Fund 1.25%................    118,305,628    2.055574      243,185,973
  Growth and Income Fund 1.65%.....         16,881    1.308008           22,081
  Growth and Income Fund 1.4%......      1,551,524    1.420460        2,203,878
  Growth and Income Fund Non
   Qualified 1.00%.................         94,246    1.427512          134,538
  Growth and Income Fund Qualified
   1.00%...........................        297,288    1.427512          424,382
  Growth and Income Fund .25%......         18,437    1.444538           26,633
  Growth and Income Fund 1.25%.....     41,231,825    1.421882       58,626,791
  Growth and Income Fund 1.5%......      2,107,446    1.308485        2,757,561
  High Yield Fund 1.4%.............        707,437    1.069043          756,281
  High Yield Fund 1.5%.............        754,351    1.066776          804,723
  High Yield Fund .25%.............         10,000    1.083588           10,836
  High Yield Fund 1.25%............     14,681,047    1.070110       15,710,335
  High Yield Fund Qualified
   1.00%...........................          9,996    1.073454           10,730
  High Yield Fund Non Qualified
   1.00%...........................         28,832    1.073454           30,950
  Global Leaders Fund 1.4%.........        601,937    1.950512        1,174,085

             ---------------------------------------------------- 18
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
UNAUDITED

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Global Leaders Fund .25%.........         34,138  $ 1.976824  $        67,485
  Global Leaders Fund 1.25%........     25,342,886    1.952453       49,480,795
  Global Leaders Fund Non Qualified
   1.00%...........................        132,669    1.958438          259,824
  Global Leaders Fund 1.00%........         30,778    1.958438           60,278
  Global Leaders Fund 1.5%.........        912,978    1.946293        1,776,922
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         40,848    2.996122          122,387
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,352    3.100326          348,328
  Smith Barney Appreciation Fund
   1.00%...........................         17,669   12.651528          223,538
  Smith Barney Government Portfolio
   1.00%...........................         11,614    2.695221           31,302
  BB&T Growth and Income Fund
   1.4%............................        164,327    1.263735          207,666
  BB&T Growth and Income Fund
   1.25%...........................     21,984,471    1.264991       27,810,158
  AmSouth Equity Income Fund
   1.4%............................        868,023    1.400354        1,215,540
  AmSouth Equity Income Fund
   1.25%...........................     24,604,396    1.401746       34,489,115
  Mentor Capital Growth Portfolio
   1.4%............................        100,477    1.129778          113,517
  Mentor Capital Growth Portfolio
   1.25%...........................     21,765,940    1.130892       24,614,927
  Mentor Perpetual International
   Fund 1.4%.......................        117,617    1.531949          180,183
  Mentor Perpetual International
   Fund 1.25%......................     14,721,728    1.533464       22,575,240
  Mentor Growth Fund 1.4%..........         39,023    1.085030           42,341
  Mentor Growth Fund 1.25%.........     13,248,938    1.086100       14,389,672
  Mitchell Hutchins Growth and
   Income Portfolio 1.5%...........         28,159    1.082851           30,491
  Mitchell Hutchins Growth and
   Income Portfolio 1.4%...........         24,198    1.168150           28,267
  Mitchell Hutchins Growth and
   Income Portfolio 1.25%..........      3,389,460    1.169302        3,963,302
  Mitchell Hutchins Strategic
   Income Portfolio 1.5%...........         39,574    0.975253           38,595
  Mitchell Hutchins Strategic
   Income Portfolio 1.4%...........         48,568    1.002380           48,683
  Mitchell Hutchins Strategic
   Income Portfolio 1.25%..........      1,062,673    1.003372        1,066,256
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.5%.......      1,771,459    1.065485        1,887,463
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.4%.......        260,842    1.235332          322,226
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.25%......     15,817,865    1.236550       19,559,581
  Huntington VA Income Equity Fund
   1.4%............................          6,274    0.992986            6,230
  Huntington VA Income Equity Fund
   1.25%...........................        224,042    0.993229          222,525
                                                                ---------------
  SUB-TOTAL:.......................                              15,777,904,275
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Bond Fund Non-Qualified 1.00%....         13,487    4.178271           56,352
  Bond Fund 1.25%..................        646,995    2.184598        1,413,425
  Stock Fund Non-Qualified 1.00%...         21,934   13.310539          291,952
  Stock Fund 1.25%.................      1,177,626    7.175612        8,450,189
  Money Market Fund Qualified
   1.00%...........................            317    2.782454              883
  Money Market Fund Non-Qualified
   1.00%...........................         70,673    2.783765          196,736
  Money Market Fund 1.25%..........        367,868    1.777341          653,827
  Advisers Fund Qualified 1.00%....          1,924    7.230781           13,909
  Advisers Fund Non-Qualified
   1.00%...........................        107,185    7.230781          775,030
  Advisers Fund 1.25%..............      2,971,945    4.803097       14,274,540
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         15,299   12.682513          194,028
  Capital Appreciation Fund
   1.25%...........................        403,526    7.501418        3,027,015
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         57,599    2.859263          164,690
  Mortgage Securities Fund 1.25%...        222,487    2.216665          493,180
  Index Fund 1.25%.................        603,079    5.607574        3,381,807

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 19
              ----------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Index Fund Non Qualified1.00%....          9,620  $ 2.226696  $        21,421
  International Opportunities Fund
   Non-Qualified 1.00%.............          4,586    2.320729           10,643
  International Opportunities Fund
   1.25%...........................        439,255    2.266827          995,716
  Dividend and Growth Fund 1.25%...        796,481    2.569946        2,046,914
  International Advisers Fund
   1.25%...........................        157,903    1.795704          283,547
  Small Company Fund 1.25%.........        113,321    2.250630          255,044
  MidCap Fund 1.25%................         67,473    2.055574          138,696
  Growth and Income Fund 1.25%.....         74,023    1.421882          105,252
  High Yield Fund 1.25%............        165,941    1.070110          177,576
  Global Leaders Fund 1.25%........         11,105    1.952453           21,683
  AMSouth Equity Income Fund.......         16,927    1.401746           23,727
                                                                ---------------
  SUB-TOTAL........................                                  37,467,782
                                                                ---------------
GRAND TOTAL:.......................                             $15,815,372,057
                                                                ===============

            ---------------------------------------------------- 20
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                                BOND           STOCK
                                                FUND            FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 20,856,394    $ 21,835,245
EXPENSES:
  Mortality and expense undertakings....      (4,786,965)    (35,154,364)
                                            ------------    ------------
    Net investment income (loss)........      16,069,429     (13,319,119)
                                            ------------    ------------
CAPITAL GAINS INCOME....................       2,623,245     216,819,144
                                            ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................        (203,417)        318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)    275,463,487
                                            ------------    ------------
    Net (loss) gain on investments......     (31,434,063)    275,782,425
                                            ------------    ------------
    Net (decrease) increase in net
     assets resulting from operations...    $(12,741,389)   $479,282,450
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 21
              ----------------------------------------------------

                                                                         CAPITAL       MORTGAGE                    INTERNATIONAL
                                         MONEY MARKET     ADVISERS     APPRECIATION   SECURITIES       INDEX       OPPORTUNITIES
                                             FUND           FUND           FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------   ------------   ------------   -----------   ------------   -------------
INVESTMENT INCOME:
  Dividends............................. $19,516,607    $119,254,083   $  8,050,639   $ 9,514,435   $  8,124,740   $  4,967,210
EXPENSES:
  Mortality and expense undertakings....  (5,024,718)    (66,290,644)   (27,044,767)   (2,222,251)    (9,248,662)    (5,283,728)
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net investment income (loss)........  14,491,889      52,963,439    (18,994,128)    7,292,184     (1,123,922)      (316,518)
                                         -----------    ------------   ------------   -----------   ------------   ------------
CAPITAL GAINS INCOME....................       9,037     410,469,104    127,112,714       --          10,953,439        --
                                         -----------    ------------   ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     --            2,721,491      8,239,831       106,051          3,676     12,898,810
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --            6,294,211    578,461,865    (6,915,906)   121,670,024    137,769,735
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (loss) gain on investments......     --            9,015,702    586,701,696    (6,809,855)   121,673,700    150,668,545
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (decrease) increase in net
     assets resulting from operations... $14,500,926    $472,448,245   $694,820,282   $   482,329   $131,503,217   $150,352,027
                                         ===========    ============   ============   ===========   ============   ============

                                            DIVIDEND
                                           AND GROWTH
                                              FUND
                                          SUB-ACCOUNT
                                          ------------
INVESTMENT INCOME:
  Dividends.............................  $ 16,011,869
EXPENSES:
  Mortality and expense undertakings....   (12,526,370)
                                          ------------
    Net investment income (loss)........     3,485,499
                                          ------------
CAPITAL GAINS INCOME....................    38,610,231
                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    (5,417,975)
                                          ------------
    Net (loss) gain on investments......    (3,232,784)
                                          ------------
    Net (decrease) increase in net
     assets resulting from operations...  $ 38,862,946
                                          ============

            ---------------------------------------------------- 22
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    -----------
INVESTMENT INCOME:
  Dividends.............................     $ 1,927,226     $   --
EXPENSES:
  Mortality and expense undertakings....      (1,089,997)     (1,741,126)
                                             -----------     -----------
    Net investment income (loss)........         837,229      (1,741,126)
                                             -----------     -----------
CAPITAL GAINS INCOME....................         --              315,082
                                             -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................         295,153       4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426      81,907,566
                                             -----------     -----------
    Net gain (loss) on investments......      17,591,579      86,159,278
                                             -----------     -----------
    Net increase (decrease) in net
     assets resulting from operations...     $18,428,808     $84,733,234
                                             ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 23
              ----------------------------------------------------

                                                       GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                           MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                            FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends............................. $   --        $  172,552     $ 967,224    $    67,709     $22,683        $ 1,997
EXPENSES:
  Mortality and expense undertakings....  (1,335,119)    (353,581)     (122,260)      (182,154)     (4,908)        (2,133)
                                         -----------   ----------     ---------    -----------     -------        -------
    Net investment income (loss)........  (1,335,119)    (181,029)      844,964       (114,445)     17,775           (136)
                                         -----------   ----------     ---------    -----------     -------        -------
CAPITAL GAINS INCOME....................  10,415,254      397,311         1,135        238,680      --             22,203
                                         -----------   ----------     ---------    -----------     -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................    (224,429)      46,869       (15,929)        (9,270)     --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  46,937,316    6,503,899      (642,094)    10,060,655      --              5,735
                                         -----------   ----------     ---------    -----------     -------        -------
    Net gain (loss) on investments......  46,712,887    6,550,768      (658,023)    10,051,385      --              5,858
                                         -----------   ----------     ---------    -----------     -------        -------
    Net increase (decrease) in net
     assets resulting from operations... $55,793,022   $6,767,050     $ 188,076    $10,175,620     $17,775        $27,925
                                         ===========   ==========     =========    ===========     =======        =======

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.............................     $1,568      $  300,770     $  354,120
EXPENSES:
  Mortality and expense undertakings....       (347)       (320,977)      (336,848)
                                             ------      -----------    ----------
    Net investment income (loss)........      1,221         (20,207)        17,272
                                             ------      -----------    ----------
CAPITAL GAINS INCOME....................     --             393,152        --
                                             ------      -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     --               3,527         (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)     6,229,908
                                             ------      -----------    ----------
    Net gain (loss) on investments......     --          (1,801,709)     6,225,736
                                             ------      -----------    ----------
    Net increase (decrease) in net
     assets resulting from operations...     $1,221      $(1,428,764)   $6,243,008
                                             ======      ===========    ==========

            ---------------------------------------------------- 24
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
INVESTMENT INCOME:
  Dividends.............................      $   32,268            $--
EXPENSES:
  Mortality and expense undertakings....        (282,453)             (195,980)
                                              ----------            ----------
    Net investment income (loss)........        (250,185)             (195,980)
                                              ----------            ----------
CAPITAL GAINS INCOME....................          37,363                10,315
                                              ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................             496                 9,042
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,293,466             5,855,275
                                              ----------            ----------
    Net gain (loss) on investments......       1,293,962             5,864,317
                                              ----------            ----------
    Net increase (decrease) in net
     assets resulting from operations...      $1,081,140            $5,678,652
                                              ==========            ==========

  *  From inception, November 1, 1999 to December 31, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 25
              ----------------------------------------------------

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
INVESTMENT INCOME:
  Dividends............................. $   16,104        $     41            $ 63,920             $   71,190          $1,302
EXPENSES:
  Mortality and expense undertakings....   (131,586)        (27,575)             (7,295)              (111,510)           (175)
                                         ----------        --------            --------             ----------          ------
    Net investment income (loss)........   (115,482)        (27,534)             56,625                (40,320)          1,127
                                         ----------        --------            --------             ----------          ------
CAPITAL GAINS INCOME....................     --             --                        0              1,339,390          --
                                         ----------        --------            --------             ----------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     21,602           3,219                 165                 31,237          --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  2,619,527         367,262             (65,581)               430,021             131
                                         ----------        --------            --------             ----------          ------
    Net gain (loss) on investments......  2,641,129         370,481             (65,416)               461,258             131
                                         ----------        --------            --------             ----------          ------
    Net increase (decrease) in net
     assets resulting from operations... $2,525,647        $342,947            $ (8,791)            $1,760,328          $1,258
                                         ==========        ========            ========             ==========          ======

  *  From inception, November 1, 1999 to December 31, 1999

            ---------------------------------------------------- 26
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 16,069,429    $  (13,319,119)
  Capital gains income..................       2,623,245       216,819,144
  Net realized (loss) gain on security
   transactions.........................        (203,417)          318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)      275,463,487
                                            ------------    --------------
  Net (decrease) increase in net assets
   resulting from operations............     (12,741,389)      479,282,450
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      27,921,938       243,534,289
  Net transfers.........................      28,910,921       204,580,762
  Surrenders for benefit payments and
   fees.................................     (42,745,328)     (238,079,087)
  Net annuity transactions..............         414,745         4,064,471
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,502,276       214,100,435
                                            ------------    --------------
  Total increase (decrease) in net
   assets...............................       1,760,887       693,382,885
NET ASSETS:
  Beginning of period...................     377,820,047     2,498,291,840
                                            ------------    --------------
  End of period.........................    $379,580,934    $3,191,674,725
                                            ============    ==============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 14,116,691    $   (7,282,872)
  Capital gains income..................         --             63,980,079
  Net realized (loss) gain on security
   transactions.........................         (17,730)       (1,720,391)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       5,723,478       522,612,064
                                            ------------    --------------
  Net increase in net assets resulting
   from operations......................      19,822,439       577,588,880
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      41,906,997       201,628,213
  Net transfers.........................      95,280,889       107,789,657
  Surrenders for benefit payments and
   fees.................................     (24,892,187)     (143,970,482)
  Net annuity transactions..............         321,142           560,255
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     112,616,841       166,007,643
                                            ------------    --------------
  Total increase (decrease) in net
   assets...............................     132,439,280       743,596,523
NET ASSETS:
  Beginning of period...................     245,380,767     1,754,695,317
                                            ------------    --------------
  End of period.........................    $377,820,047    $2,498,291,840
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 27
              ----------------------------------------------------

                                                                             CAPITAL         MORTGAGE
                                         MONEY MARKET       ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND             FUND             FUND            FUND           FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  14,491,889   $   52,963,439   $  (18,994,128)  $  7,292,184   $ (1,123,922)
  Capital gains income..................         9,037      410,469,104      127,112,714        --          10,953,439
  Net realized (loss) gain on security
   transactions.........................      --              2,721,491        8,239,831        106,051          3,676
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      --              6,294,211      578,461,865     (6,915,906)   121,670,024
                                         -------------   --------------   --------------   ------------   ------------
  Net (decrease) increase in net assets
   resulting from operations............    14,500,926      472,448,245      694,820,282        482,329    131,503,217
                                         -------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    52,032,809      400,762,799      114,346,316      5,634,859     86,228,724
  Net transfers.........................   179,073,766      425,533,878       47,043,624      2,063,743     94,024,710
  Surrenders for benefit payments and
   fees.................................  (172,457,509)    (514,511,813)    (177,116,018)   (28,509,889)   (63,335,518)
  Net annuity transactions..............        66,069        4,945,760          853,857        213,909      2,159,559
                                         -------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....    58,715,135      316,730,624      (14,872,221)   (20,597,378)   119,077,475
                                         -------------   --------------   --------------   ------------   ------------
  Total increase (decrease) in net
   assets...............................    73,216,061      789,178,869      679,948,061    (20,115,049)   250,580,692
NET ASSETS:
  Beginning of period...................   342,821,394    4,916,673,571    1,985,681,374    190,247,223    623,100,586
                                         -------------   --------------   --------------   ------------   ------------
  End of period......................... $ 416,037,455   $5,705,852,440   $2,665,629,435   $170,132,174   $873,681,278
                                         =============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   (316,518)   $  3,485,499
  Capital gains income..................       --           38,610,231
  Net realized (loss) gain on security
   transactions.........................    12,898,810       2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   137,769,735      (5,417,975)
                                          ------------    ------------
  Net (decrease) increase in net assets
   resulting from operations............   150,352,027      38,862,946
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    13,080,473      65,414,965
  Net transfers.........................   (10,281,590)    (15,678,141)
  Surrenders for benefit payments and
   fees.................................   (43,785,344)    (69,729,336)
  Net annuity transactions..............       123,273         320,965
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (40,863,188)    (19,671,547)
                                          ------------    ------------
  Total increase (decrease) in net
   assets...............................   109,488,839      19,191,399
NET ASSETS:
  Beginning of period...................   398,604,114     974,440,666
                                          ------------    ------------
  End of period.........................  $508,092,953    $993,632,065
                                          ============    ============

                                                                            CAPITAL         MORTGAGE
                                         MONEY MARKET      ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND            FUND             FUND            FUND           FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $11,836,148    $   44,020,326   $  (12,238,662)  $  9,644,833   $ (1,323,774)
  Capital gains income..................     --            130,914,844      114,733,928        --          10,662,058
  Net realized (loss) gain on security
   transactions.........................     --              1,826,471       (4,786,085)       473,273       (704,518)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --            709,363,622      140,386,292       (228,914)   110,953,813
                                         ------------   --------------   --------------   ------------   ------------
  Net increase in net assets resulting
   from operations......................  11,836,148       886,125,263      238,095,473      9,889,192    119,587,579
                                         ------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................  34,983,693       374,759,005      143,597,572      9,146,977     67,409,255
  Net transfers......................... 123,126,442       280,406,929      (12,597,119)     8,722,639     58,996,655
  Surrenders for benefit payments and
   fees................................. (94,130,526)     (329,416,389)    (117,626,736)   (28,665,195)   (34,320,175)
  Net annuity transactions..............     (32,392)        3,527,169          304,016         39,959        271,456
                                         ------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  63,947,217       329,276,714       13,677,733    (10,755,620)    92,357,191
                                         ------------   --------------   --------------   ------------   ------------
  Total increase (decrease) in net
   assets...............................  75,783,365     1,215,401,977      251,773,206       (866,428)   211,944,770
NET ASSETS:
  Beginning of period................... 267,038,029     3,701,271,594    1,733,908,168    191,113,651    411,155,816
                                         ------------   --------------   --------------   ------------   ------------
  End of period......................... $342,821,394   $4,916,673,571   $1,985,681,374   $190,247,223   $623,100,586
                                         ============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    189,021    $  4,915,811
  Capital gains income..................    25,347,181      25,624,259
  Net realized (loss) gain on security
   transactions.........................     1,455,876        (465,941)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    17,463,831      82,775,505
                                          ------------    ------------
  Net increase in net assets resulting
   from operations......................    44,455,909     112,849,634
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    16,804,591     141,279,121
  Net transfers.........................   (27,399,853)     99,305,048
  Surrenders for benefit payments and
   fees.................................   (28,546,428)    (49,052,200)
  Net annuity transactions..............       244,437         835,197
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (38,897,253)    192,367,166
                                          ------------    ------------
  Total increase (decrease) in net
   assets...............................     5,558,656     305,216,800
NET ASSETS:
  Beginning of period...................   393,045,458     669,223,866
                                          ------------    ------------
  End of period.........................  $398,604,114    $974,440,666
                                          ============    ============

            ---------------------------------------------------- 28
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........    $    837,229     $ (1,741,126)
  Capital gains income..................         --               315,082
  Net realized gain (loss) on security
   transactions.........................         295,153        4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426       81,907,566
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations............      18,428,808       84,733,234
                                            ------------     ------------
UNIT TRANSACTIONS:
  Purchases.............................      10,659,922       13,837,871
  Net transfers.........................      10,728,100       42,134,966
  Surrenders for benefit payments and
   fees.................................      (6,643,729)      (9,812,254)
  Net annuity transactions..............         129,729           (1,998)
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,874,022       46,158,585
                                            ------------     ------------
  Total increase (decrease) in net
   assets...............................      33,302,830      130,891,819
NET ASSETS:
  Beginning of period...................      75,837,938      123,133,073
                                            ------------     ------------
  End of period.........................    $109,140,768     $254,024,892
                                            ============     ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........     $ 5,711,299     $ (1,090,110)
  Capital gains income..................       1,559,601        1,255,431
  Net realized (loss) gain on security
   transactions.........................         (62,176)       1,445,433
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        (222,372)       9,623,019
                                             -----------     ------------
  Net increase in net assets resulting
   from operations......................       6,986,352       11,233,773
                                             -----------     ------------
UNIT TRANSACTIONS:
  Purchases.............................       9,244,144       17,606,410
  Net transfers.........................       5,996,311       27,369,558
  Surrenders for benefit payments and
   fees.................................      (3,894,672)      (4,568,343)
  Net annuity transactions..............          83,430           98,040
                                             -----------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      11,429,213       40,505,665
                                             -----------     ------------
  Total increase (decrease) in net
   assets...............................      18,415,565       51,739,438
NET ASSETS:
  Beginning of period...................      57,422,373       71,393,635
                                             -----------     ------------
  End of period.........................     $75,837,938     $123,133,073
                                             ===========     ============

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 29
              ----------------------------------------------------

                                                        GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                            MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                             FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $ (1,335,119)  $  (181,029)  $   844,964   $  (114,445)    $ 17,775       $   (136)
  Capital gains income..................   10,415,254       397,311         1,135       238,680       --             22,203
  Net realized gain (loss) on security
   transactions.........................     (224,429)       46,869       (15,929)       (9,270)      --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   46,937,316     6,503,899      (642,094)   10,060,655       --              5,735
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from operations............   55,793,022     6,767,050       188,076    10,175,620       17,775         27,925
                                         ------------   -----------   -----------   -----------     --------       --------
UNIT TRANSACTIONS:
  Purchases.............................   28,146,551    15,704,459     4,494,431     8,251,247       --             --
  Net transfers.........................  131,121,514    36,678,430    11,579,453    34,966,058       --             --
  Surrenders for benefit payments and
   fees.................................   (1,798,300)   (1,186,192)     (881,151)   (1,167,939)     (33,763)        (4,174)
  Net annuity transactions..............      122,890        88,032       177,075        16,976       --             --
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  157,592,655    51,284,729    15,369,808    42,066,342      (33,763)        (4,174)
                                         ------------   -----------   -----------   -----------     --------       --------
  Total increase (decrease) in net
   assets...............................  213,385,677    58,051,779    15,557,884    52,241,962      (15,988)        23,751
NET ASSETS:
  Beginning of period...................   46,302,383     6,249,337     1,943,547       599,110      486,703        199,787
                                         ------------   -----------   -----------   -----------     --------       --------
  End of period......................... $259,688,060   $64,301,116   $17,501,431   $52,841,072     $470,715       $223,538
                                         ============   ===========   ===========   ===========     ========       ========

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $ 1,221      $  (20,207)    $    17,272
  Capital gains income..................     --             393,152         --
  Net realized gain (loss) on security
   transactions.........................     --               3,527          (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)      6,229,908
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations............      1,221      (1,428,764)      6,243,008
                                            -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................     --           2,806,902       8,947,643
  Net transfers.........................     --           4,398,250          60,144
  Surrenders for benefit payments and
   fees.................................     (4,276)     (1,469,630)     (2,025,318)
  Net annuity transactions..............     --              --              (8,117)
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     (4,276)      5,735,522       6,974,352
                                            -------      -----------    -----------
  Total increase (decrease) in net
   assets...............................     (3,055)      4,306,758      13,217,360
NET ASSETS:
  Beginning of period...................     34,357      23,711,066      22,511,021
                                            -------      -----------    -----------
  End of period.........................    $31,302      $28,017,824    $35,728,381
                                            =======      ===========    ===========

                                                        GROWTH AND                          GLOBAL       SMITH BARNEY
                                           MIDCAP         INCOME         HIGH YIELD        LEADERS           CASH
                                            FUND           FUND             FUND             FUND         PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT***   SUB-ACCOUNT
                                         -----------   -------------   --------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  (320,020)   $    5,967       $   32,022        $    472        $ 19,946
  Capital gains income..................     --            --               --               16,340          --
  Net realized (loss) gain on security
   transactions.........................      (3,698)       (2,267)            (287)          1,084          --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,597,665       740,175           (9,874)         10,436          --
                                         -----------    ----------       ----------        --------        --------
  Net increase in net assets resulting
   from operations......................   6,273,947       743,875           21,861          28,332          19,946
                                         -----------    ----------       ----------        --------        --------
UNIT TRANSACTIONS:
  Purchases.............................  13,468,482     1,325,581          226,463         114,768          --
  Net transfers.........................  18,368,378     4,236,085        1,697,571         456,296          --
  Surrenders for benefit payments and
   fees.................................    (982,314)      (56,204)          (2,348)           (286)        (42,255)
  Net annuity transactions..............     --            --               --              --               --
                                         -----------    ----------       ----------        --------        --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  30,854,546     5,505,462        1,921,686         570,778         (42,255)
                                         -----------    ----------       ----------        --------        --------
  Total increase (decrease) in net
   assets...............................  37,128,493     6,249,337        1,943,547         599,110         (22,309)
NET ASSETS:
  Beginning of period...................   9,173,890       --               --              --              509,012
                                         -----------    ----------       ----------        --------        --------
  End of period......................... $46,302,383    $6,249,337       $1,943,547        $599,110        $486,703
                                         ===========    ==========       ==========        ========        ========

                                          SMITH BARNEY   SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                          APPRECIATION    GOVERNMENT     & INCOME     EQUITY INCOME
                                              FUND        PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $    526       $ 1,465      $   28,796     $   134,592
  Capital gains income..................      15,116        --              --             --
  Net realized (loss) gain on security
   transactions.........................          51        --               1,013           4,124
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      17,076        --           1,927,801         971,715
                                            --------       -------      -----------    -----------
  Net increase in net assets resulting
   from operations......................      32,769         1,465       1,957,610       1,110,431
                                            --------       -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................      --            --           9,760,778      14,622,450
  Net transfers.........................      --            --           6,090,057       5,094,816
  Surrenders for benefit payments and
   fees.................................      (3,555)       (4,272)       (574,799)       (733,985)
  Net annuity transactions..............      --            --              --              25,393
                                            --------       -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      (3,555)       (4,272)     15,276,036      19,008,674
                                            --------       -------      -----------    -----------
  Total increase (decrease) in net
   assets...............................      29,214        (2,807)     17,233,646      20,119,105
NET ASSETS:
  Beginning of period...................     170,573        37,164       6,477,420       2,391,916
                                            --------       -------      -----------    -----------
  End of period.........................    $199,787       $34,357      $23,711,066    $22,511,021
                                            ========       =======      ===========    ===========

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

            ---------------------------------------------------- 30
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
UNAUDITED

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $  (250,185)           $  (195,980)
  Capital gains income..................          37,363                 10,315
  Net realized gain (loss) on security
   transactions.........................             496                  9,042
  Net unrealized
   appreciation(depreciation) of
   investments during the period........       1,293,466              5,855,275
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,081,140              5,678,652
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................       2,920,379              1,966,282
  Net transfers.........................       2,776,202              4,932,157
  Surrenders for benefit payments and
   fees.................................        (727,009)              (634,023)
  Net annuity transactions..............         --                  --
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       4,969,572              6,264,416
                                             -----------            -----------
  Total increase (decrease) in net
   assets...............................       6,050,712             11,943,068
NET ASSETS:
  Beginning of period...................      18,677,732             10,812,355
                                             -----------            -----------
  End of period.........................     $24,728,444            $22,755,423
                                             ===========            ===========

  *  From inception, November 1, 1999 to December 31, 1999

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT*          SUB-ACCOUNT*
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $   (85,499)           $   (51,799)
  Capital gains income..................         --                  --
  Net realized gain(loss) on security
   transactions.........................          (4,500)                 1,684
  Net unrealized
   appreciation(depreciation) of
   investments during the period........       1,696,228                601,328
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,606,229                551,213
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................      11,672,774              6,236,230
  Net transfers.........................       5,647,677              4,185,922
  Surrenders for benefit payments and
   fees.................................        (248,948)              (161,010)
  Net annuity transactions..............         --                  --
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      17,071,503             10,261,142
                                             -----------            -----------
  Total increase (decrease) in net
   assets...............................      18,677,732             10,812,355
NET ASSETS:
  Beginning of period...................         --                  --
                                             -----------            -----------
  End of period.........................     $18,677,732            $10,812,355
                                             ===========            ===========

  *  From inception, March 2, 1998 to December 31, 1998
**** From inception, December 16, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 31
              ----------------------------------------------------

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH         GROWTH AND       STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND       INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
OPERATIONS:
  Net investment (loss) income.......... $  (115,482)     $  (27,534)         $   56,625           $   (40,320)        $  1,127
  Capital gains income..................     --             --                  --                   1,339,390           --
  Net realized gain (loss) on security
   transactions.........................      21,602           3,219                 165                31,237           --
  Net unrealized
   appreciation(depreciation) of
   investments during the period........   2,619,527         367,262             (65,581)              430,021              131
                                         -----------      ----------          ----------           -----------         --------
  Net increase (decrease) in net assets
   resulting from operations............   2,525,647         342,947              (8,791)            1,760,328            1,258
                                         -----------      ----------          ----------           -----------         --------
UNIT TRANSACTIONS:
  Purchases.............................   1,591,255       3,251,474             741,317            12,031,575          171,554
  Net transfers.........................     186,787         512,571             475,556             8,174,292           55,943
  Surrenders for benefit payments and
   fees.................................    (341,906)        (95,651)            (64,519)             (207,496)          --
  Net annuity transactions..............     --             --                  --                   --                  --
                                         -----------      ----------          ----------           -----------         --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   1,436,136       3,668,394           1,152,354            19,998,371          227,497
                                         -----------      ----------          ----------           -----------         --------
  Total increase (decrease) in net
   assets...............................   3,961,783       4,011,341           1,143,563            21,758,699          228,755
NET ASSETS:
  Beginning of period...................  10,470,230          10,719               9,971                10,571           --
                                         -----------      ----------          ----------           -----------         --------
  End of period......................... $14,432,013      $4,022,060          $1,153,534           $21,769,270         $228,755
                                         ===========      ==========          ==========           ===========         ========

  *  From inception, November 1, 1999 to December 31, 1999

                                          MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                            GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                             FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT*    SUB-ACCOUNT****     SUB-ACCOUNT****      SUB-ACCOUNT****
                                         ------------   -----------------   -----------------   -------------------
OPERATIONS:
  Net investment (loss) income.......... $   (44,785)        $    38             $  111               $     7
  Capital gains income..................     --                  702                  6                    56
  Net realized gain(loss) on security
   transactions.........................      (1,365)        --                 --                   --
  Net unrealized
   appreciation(depreciation) of
   investments during the period........     610,042             (20)              (145)                  507
                                         -----------         -------             ------               -------
  Net increase (decrease) in net assets
   resulting from operations............     563,892             720                (28)                  570
                                         -----------         -------             ------               -------
UNIT TRANSACTIONS:
  Purchases.............................   6,771,031          10,000             10,000                10,000
  Net transfers.........................   3,215,967         --                 --                   --
  Surrenders for benefit payments and
   fees.................................     (80,660)             (1)                (1)                    1
  Net annuity transactions..............     --              --                 --                   --
                                         -----------         -------             ------               -------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   9,906,338           9,999              9,999                10,001
                                         -----------         -------             ------               -------
  Total increase (decrease) in net
   assets...............................  10,470,230          10,719              9,971                10,571
NET ASSETS:
  Beginning of period...................     --              --                 --                   --
                                         -----------         -------             ------               -------
  End of period......................... $10,470,230         $10,719             $9,971               $10,571
                                         ===========         =======             ======               =======

  *  From inception, March 2, 1998 to December 31, 1998

**** From inception, December 16, 1998 to December 31, 1998

            ---------------------------------------------------- 32
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
UNAUDITED

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with in the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.


   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expenses risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.


   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompaying statements of changes in net assets.

______________________________________ 33 ______________________________________

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.


Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......  $377,820,108        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......       --       $2,498,292,052
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       204,248         389,733
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   378,024,356   2,498,681,785
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............       204,309         389,945
                           ------------  --------------
  Total Liabilities......       204,309         389,945
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......  $342,816,331       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......      --        $4,916,675,095         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......      --             --           $1,985,681,614           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......      --             --                --              $190,242,955           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......      --             --                --                  --           $  623,101,394
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   Insurance Company.....      --              662,986         10,643,121           --                  267,176
  Receivable from fund
   shares sold...........   19,488,693        --                --                   412,430           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  362,305,024   4,917,338,081      1,996,324,735        190,655,385        623,368,570
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   19,483,630        --                --                   408,162           --
  Payable for fund shares
   purchased.............      --              664,510         10,643,361           --                  267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......   19,483,630         664,510         10,643,361            408,162            267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......         --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......         --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......         --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......         --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......         --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......         --                  --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......         --                  --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      $398,604,075           --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......         --             $974,440,901
  Due from Hartford Life
   Insurance Company.....         --                  122,495
  Receivable from fund
   shares sold...........           364,279           --
                           -------------------   ---------------
  Total Assets...........       398,968,354       974,563,396
                           -------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           364,240           --
  Payable for fund shares
   purchased.............         --                  122,730
                           -------------------   ---------------
  Total Liabilities......           364,240           122,730
                           -------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $398,604,114      $974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......    $75,837,939         --             --              --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --          $123,132,800        --              --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --               --         $46,303,243         --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --               --             --             $486,808
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       --               --             --              --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --               --             --              --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --               --             --              --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --               --             --              --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --               --             --              --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --               --             --              --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --               --             --              --
  Due from Hartford Life
   Insurance Company.....         37,942       8,326,029        197,604          26,345
  Receivable from fund
   shares sold...........       --               --             --              --
                           --------------   -------------   ------------   ---------------
  Total Assets...........     75,875,881     131,458,829     46,500,847         513,153
                           --------------   -------------   ------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --              --
  Payable for fund shares
   purchased.............         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Total Liabilities......         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $75,837,938    $123,133,073    $46,302,383        $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......       --                    --                      --                 --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --                    --                      --                 --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --                    --                      --                 --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --                    --                      --                 --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       $199,776              --                      --                 --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --                     $34,356                --                 --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --                    --                   $23,711,070           --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --                    --                      --              $22,511,025          --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --                    --                      --                 --             $18,677,728
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --                    --                      --                 --                --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --                    --                      --                 --                --
  Due from Hartford Life
   Insurance Company.....       --                    --                        29,049           --                  11,902
  Receivable from fund
   shares sold...........            117                    31                --                   30,849          --
                                --------               -------          -----------------   ---------------   ---------------
  Total Assets...........        199,893                34,387              23,740,119         22,541,874        18,689,630
                                --------               -------          -----------------   ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            106                    30                --                   30,853          --
  Payable for fund shares
   purchased.............       --                    --                        29,053           --                  11,898
                                --------               -------          -----------------   ---------------   ---------------
  Total Liabilities......            106                    30                  29,053             30,853            11,898
                                --------               -------          -----------------   ---------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL        MENTOR
                             INTERNATIONAL         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   --------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......        --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......        --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......        --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......        --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......        --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......        --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......        --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......        --                --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......        --                --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......     $10,812,357          --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......        --            $10,470,235
  Due from Hartford Life
   Insurance Company.....          15,306           67,722
  Receivable from fund
   shares sold...........        --                --
                           -----------------   --------------
  Total Assets...........      10,827,663       10,537,957
                           -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --
  Payable for fund shares
   purchased.............          15,308           67,727
                           -----------------   --------------
  Total Liabilities......          15,308           67,727
                           -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,812,355      $10,470,230
                           -----------------   --------------
                           -----------------   --------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......   $6,249,337
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......      --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --
  Investment Income
   Receivable............      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       67,470
                           ------------
  Total Assets...........    6,316,807
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       67,470
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......       67,470
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,249,337
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                               HIGH          GLOBAL       MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                            YIELD FUND    LEADERS FUND      AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                           ------------   -------------   -------------------------   ----------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......      --             --                 --                          --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......   $1,943,548        --                 --                          --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --            $599,110            --                          --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --             --                   $ 9,973                   --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --             --                 --                              $9,849
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --             --                 --                          --
  Investment Income
   Receivable............      --             --                       746                          122
  Due from Hartford Life
   Insurance Company.....       47,113        --                 --                          --
  Receivable from fund
   shares sold...........      --              73,610                    6                            5
                           ------------   -------------            -------                       ------
  Total Assets...........    1,990,661        672,720               10,725                        9,976
                           ------------   -------------            -------                       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              73,610                    6                            5
  Payable for fund shares
   purchased.............       47,114        --                 --                          --
                           ------------   -------------            -------                       ------
  Total Liabilities......       47,114         73,610                    6                            5
                           ------------   -------------            -------                       ------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,943,547       $599,110              $10,719                       $9,971
                           ------------   -------------            -------                       ------
                           ------------   -------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                   SUB-ACCOUNT
                           ---------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......         --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......         --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......         --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......            $10,502
  Investment Income
   Receivable............                 69
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........                  6
                                     -------
  Total Assets...........             10,577
                                     -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  6
  Payable for fund shares
   purchased.............         --
                                     -------
  Total Liabilities......                  6
                                     -------
  Net Assets (variable
   annuity contract
   liabilities)..........            $10,571
                                     -------
                                     -------

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%........        232,939  $ 4.373600  $     1,018,782
  Bond Fund Non-Qualified 1.00%....      1,961,849    4.307093        8,449,866
  Bond Fund 1.25%..................    162,500,684    2.257591      366,860,082
  Bond Fund .25%...................         55,518    1.533539           85,139
  Bond Fund........................        306,878    1.030758          316,317
  Stock Fund Qualified 1.00%.......        802,936   11.737647        9,424,579
  Stock Fund Non-Qualified 1.00%...      2,912,842   11.223740       32,692,982
  Stock Fund 1.25%.................    403,629,126    6.065754    2,448,314,988
  Stock Fund .25%..................      1,056,753    3.251658        3,436,199
  Stock Fund.......................        849,480    1.036706          880,661
  Money Market Fund Qualified
   1.00%...........................        612,050    2.679268        1,639,846
  Money Market Fund Non-Qualified
   1.00%...........................      9,019,394    2.680536       24,176,811
  Money Market Fund 1.25%..........    183,614,324    1.715714      315,029,666
  Money Market Fund .25%...........        373,199    1.299644          485,026
  Money Market Fund................        725,403    1.016497          737,370
  Advisers Fund Qualified 1.00%....      3,191,360    6.604239       21,076,505
  Advisers Fund Non-Qualified
   1.00%...........................      9,942,207    6.604240       65,660,718
  Advisers Fund 1.25%..............  1,095,048,448    4.397886    4,815,898,238
  Advisers Fund .25%...............      1,220,271    2.502440        3,053,655
  Advisers Fund....................      1,915,141    1.035292        1,982,730
  Capital Appreciation Fund
   Qualified 1.00%.................        774,553    9.322862        7,221,051
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      2,433,361    9.318523       22,675,331
  Capital Appreciation Fund
   1.25%...........................    352,482,012    5.525767    1,947,733,468
  Capital Appreciation Fund .25%...      2,264,988    2.712640        6,144,097
  Capital Appreciation Fund........        271,922    0.984021          267,577
  Mortgage Securities Fund
   Qualified 1.00%.................        484,096    2.844764        1,377,139
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      5,584,466    2.844767       15,886,504
  Mortgage Securities Fund 1.25%...     78,025,873    2.210954      172,511,615
  Mortgage Securities Fund .25%....         14,431    1.458457           21,047
  Mortgage Securities Fund.........         10,000    1.022300           10,223
  Index Fund 1.00%.................        146,209    1.866581          272,911
  Index Fund Non-Qualified 1.00%...        569,781    1.866580        1,063,542
  Index Fund 1.25%.................    131,578,849    4.712432      620,056,376
  Index Fund .25%..................        212,284    3.080896          654,025
  Index Fund.......................        249,634    1.044934          260,851
  International Opportunities Fund
   Qualified 1.00%.................        197,097    1.676915          330,515
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,314,169    1.676023        2,202,578
  International Opportunities Fund
   1.25%...........................    240,089,691    1.641190      394,032,800
  International Opportunities Fund
   .25%............................        681,620    1.874113        1,277,433
  International Opportunities
   Fund............................        140,095    0.924280          129,487
  Dividend and Growth Fund
   Qualified 1.00%.................        417,549    2.500875        1,044,238
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,616,066    2.500878        4,041,584
  Dividend and Growth Fund 1.25%...    391,151,359    2.470981      966,527,576
  Dividend and Growth Fund .25%....        250,697    2.592664          649,973
  Dividend and Growth Fund.........        523,054    1.008273          527,381
  International Advisers Fund
   Sub-Account 1.00%...............         23,172    1.490549           34,539
  International Advisers Fund
   Non-Qualified 1.00%.............        201,485    1.490538          300,321
  International Advisers Fund
   1.25%...........................     50,971,459    1.476317       75,250,031
  International Advisers Fund
   .25%............................         39,807    1.534052           61,066
  International Advisers Fund......         80,466    0.971292           78,156
  Small Company Fund 1.00%.........        227,701    1.382431          314,781
  Small Company Fund Non-Qualified
   1.00%...........................      3,669,917    1.382433        5,073,414
  Small Company Fund 1.25%.........     85,431,351    1.374218      117,401,300
  Small Company Fund .25%..........         61,838    1.407436           87,033
  Small Company Fund...............        100,223    0.975195           97,737
  MidCap Fund Sub-Account 1.00%
   Qualified.......................         89,724    1.375964          123,457
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................        242,882    1.375969          334,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-9
--------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
INDIVIDUAL SUB-ACCOUNTS --
 (CONTINUED)
  MidCap Fund 1.25%................     33,348,056  $ 1.371074  $    45,722,653
  MidCap Fund 1.00% Qualified......         29,907    1.390711           41,592
  MidCap Fund......................         79,150    1.016841           80,483
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         52,115    2.889398          150,581
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,418    2.989930          336,122
  Smith Barney Appreciation
   Qualified 1.00%.................         18,002   11.098045          199,787
  Smith Barney Government Portfolio
   Qualified 1.00%.................         13,202    2.602409           34,357
  BB&T Growth and Income Fund......     17,799,083    1.332151       23,711,066
  AMSouth Equity Income Fund 1.00%
   Qualified.......................     19,801,638    1.135502       22,484,800
  Mentor Capital Growth Fund.......     17,370,611    1.075249       18,677,732
  Mentor Perpetual International
   Fund............................      9,747,833    1.109206       10,812,355
  Mentor Growth Fund...............     11,540,088    0.907292       10,470,230
  Growth and Income Fund...........        181,057    1.183528          214,286
  Growth and Income Fund...........         10,000    1.183500           11,835
  Growth and Income Fund...........      4,982,306    1.181798        5,888,079
  Growth and Income Fund...........         16,550    1.188761           19,674
  Growth and Income Fund...........        105,902    1.090282          115,463
  High Yield Fund..................         15,798    1.035511           16,359
  High Yield Fund..................         10,000    1.035500           10,355
  High Yield Fund..................      1,832,207    1.034881        1,896,116
  High Yield Fund..................         10,000    1.037462           10,375
  High Yield Fund..................         10,000    1.034245           10,342
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............        415,660    1.314733          546,482
  Global Leaders Fund..............         10,000    1.317944           13,179
  Global Leaders Fund..............         10,000    1.313892           13,139
  Mitchell Hutchins Growth and
   Income Portfolio................         10,000    1.071942           10,719
  Mitchell Hutchins Strategic
   Income Portfolio................         10,000    0.997127            9,971
  Mitchell Hutchins Tactical
   Allocation Portfolio............         10,000    1.057099           10,571
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                              12,628,840,528
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%....         19,762    4.307092           85,115
  Bond Fund 1.25%..................        445,052    2.257591        1,004,746
  Stock Fund Non-Qualified 1.00%...         25,544   11.223888          286,703
  Stock Fund 1.25%.................        536,739    6.065754        3,255,728
  Money Market Fund Qualified
   1.00%...........................            648    2.679268            1,736
  Money Market Fund Non-Qualified
   1.00%...........................         85,788    2.680536          229,959
  Money Market Fund 1.25%..........        303,652    1.715714          520,980
  Advisers Fund Qualified 1.00%....          2,600    6.604240           17,172
  Advisers Fund Non-Qualified
   1.00%...........................         74,716    6.604240          493,441
  Advisers Fund 1.25%..............      1,930,726    4.397886        8,491,112
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         18,217    9.318439          169,754
  Capital Appreciation Fund
   1.25%...........................        266,044    5.525767        1,470,096
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         58,753    2.844767          167,139
  Mortgage Securities Fund 1.25%...        123,728    2.210954          273,556
  Index Fund 1.25%.................        168,253    4.712432          792,881
  International Opportunities Fund
   Non-Qualified 1.00%.............          6,240    1.676024           10,459
  International Opportunities Fund
   1.25%...........................        378,288    1.641190          620,842
  Dividend and Growth Fund 1.25%...        667,716    2.470981        1,649,914
  International Advisers Fund
   1.25%...........................         77,101    1.476317          113,825
  Small Company Fund 1.25%.........        115,562    1.374218          158,808
  AMSouth Equity Income Fund.......         23,092    1.135502           26,221
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                                  19,840,187
                                                                ---------------
GRAND TOTAL........................                             $12,648,680,715
                                                                ---------------
                                                                ---------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $17,912,357  $ 18,915,114
EXPENSES:
  Mortality and expense
   undertakings..........   (3,795,666)  (26,197,986)
                           -----------  ------------
    Net investment income
     (loss)..............   14,116,691    (7,282,872)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         63,980,079
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (17,730)   (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,723,478   522,612,064
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,705,748   520,891,673
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $19,822,439  $577,588,880
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $15,550,709   $  97,214,065      $ 10,528,844         $11,949,822     $    5,084,024
EXPENSES:
  Mortality and expense
   undertakings..........   (3,714,561)    (53,193,739)      (22,767,506)         (2,304,989)        (6,407,798)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............   11,836,148      44,020,326       (12,238,662)          9,644,833         (1,323,774)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,914,844       114,733,928            --               10,662,058
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            1,826,471        (4,786,085)            473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          709,363,622       140,386,292            (228,914)       110,953,813
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          711,190,093       135,600,207             244,359        110,249,295
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $11,836,148   $ 886,125,263      $238,095,473         $ 9,889,192     $  119,587,579
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $ 5,223,310       $     15,429,535
EXPENSES:
  Mortality and expense
   undertakings..........       (5,034,289)           (10,513,724)
                           -------------------   ----------------
    Net investment income
     (loss)..............          189,021              4,915,811
                           -------------------   ----------------
CAPITAL GAINS INCOME.....       25,347,181             25,624,259
                           -------------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,455,876               (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,463,831             82,775,505
                           -------------------   ----------------
    Net gain (loss) on
     investments.........       18,919,707             82,309,564
                           -------------------   ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $44,455,909       $    112,849,634
                           -------------------   ----------------
                           -------------------   ----------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $6,551,901      $   --          $       330       $24,990
EXPENSES:
  Mortality and expense
   undertakings..........      (840,602)      (1,090,110)       (320,350)       (5,044)
                           --------------   -------------   ------------       -------
    Net investment income
     (loss)..............     5,711,299       (1,090,110)       (320,020)       19,946
                           --------------   -------------   ------------       -------
CAPITAL GAINS INCOME.....     1,559,601        1,255,431         --            --
                           --------------   -------------   ------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (62,176)       1,445,433          (3,698)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (222,372)       9,623,019       6,597,665       --
                           --------------   -------------   ------------       -------
    Net gain (loss) on
     investments.........      (284,548)      11,068,452       6,593,967       --
                           --------------   -------------   ------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,986,352      $11,233,773     $ 6,273,947       $19,946
                           --------------   -------------   ------------       -------
                           --------------   -------------   ------------       -------

  *  From inception, March 2, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............        $ 2,368                $1,842              $  218,179         $  313,398        $ --
EXPENSES:
  Mortality and expense
   undertakings..........         (1,842)                 (377)               (189,383)          (178,806)          (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
    Net investment income
     (loss)..............            526                 1,465                  28,796            134,592           (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
CAPITAL GAINS INCOME.....         15,116              --                      --                 --                --
                                 -------                ------          -----------------   ---------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                 -------                ------          -----------------   ---------------   ---------------
    Net gain (loss) on
     investments.........         17,127              --                     1,928,814            975,839         1,691,728
                                 -------                ------          -----------------   ---------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $32,769                $1,465              $1,957,610         $1,110,431        $1,606,229
                                 -------                ------          -----------------   ---------------   ---------------
                                 -------                ------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
INVESTMENT INCOME:
  Dividends..............       $--               $--
EXPENSES:
  Mortality and expense
   undertakings..........        (51,799)          (44,785)
                                --------       -------------
    Net investment income
     (loss)..............        (51,799)          (44,785)
                                --------       -------------
CAPITAL GAINS INCOME.....       --                 --
                                --------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        601,328           610,042
                                --------       -------------
    Net gain (loss) on
     investments.........        603,012           608,677
                                --------       -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $551,213          $563,892
                                --------       -------------
                                --------       -------------

  *  From inception, March 2, 1998 to December 31, 1998.

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 23,830
EXPENSES:
  Mortality and expense
   undertakings..........      (17,863)
                           --------------
    Net investment income
     (loss)..............        5,967
                           --------------
CAPITAL GAINS INCOME.....      --
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      740,175
                           --------------
    Net gain (loss) on
     investments.........      737,908
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $743,875
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
INVESTMENT INCOME:
  Dividends..............      $ 34,816          $   789                  $ 44                         $ 116
EXPENSES:
  Mortality and expense
   undertakings..........        (2,794)            (317)                   (6)                           (5)
                           ---------------       -------                 -----                         -----
    Net investment income
     (loss)..............        32,022              472                    38                           111
                           ---------------       -------                 -----                         -----
CAPITAL GAINS INCOME.....       --                16,340                   702                             6
                           ---------------       -------                 -----                         -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (287)           1,084             --                           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,874)          10,436                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net gain (loss) on
     investments.........       (10,161)          11,520                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 21,861          $28,332                  $720                         $ (28)
                           ---------------       -------                 -----                         -----
                           ---------------       -------                 -----                         -----

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
INVESTMENT INCOME:
  Dividends..............              $ 13
EXPENSES:
  Mortality and expense
   undertakings..........                (6)
                                      -----
    Net investment income
     (loss)..............                 7
                                      -----
CAPITAL GAINS INCOME.....                56
                                      -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               507
                                      -----
    Net gain (loss) on
     investments.........               507
                                      -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $570
                                      -----
                                      -----

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-16                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 14,116,691  $   (7,282,872)
  Capital gains income...       --           63,980,079
  Net realized gain
   (loss) on security
   transactions..........       (17,730)     (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,723,478     522,612,064
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,822,439     577,588,880
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    41,906,997     201,628,213
  Net transfers..........    95,280,889     107,789,657
  Surrenders for benefit
   payments and fees.....   (24,892,187)   (143,970,482)
  Net annuity
   transactions..........       321,142         560,255
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   112,616,841     166,007,643
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   132,439,280     743,596,523
NET ASSETS:
  Beginning of period....   245,380,767   1,754,695,317
                           ------------  --------------
  End of period..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,349,134  $   (2,890,041)
  Capital gains income...       --           64,909,605
  Net realized gain
   (loss) on security
   transactions..........        17,262       1,176,996
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,119,718     315,737,284
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,486,114     378,933,844
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    28,788,526     208,829,884
  Net transfers..........    19,102,654      45,780,800
  Surrenders for benefit
   payments and fees.....   (18,300,042)    (92,238,226)
  Net annuity
   transactions..........       325,387         633,517
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,916,525     163,005,975
                           ------------  --------------
  Net increase (decrease)
   in net assets.........    50,402,639     541,939,819
NET ASSETS:
  Beginning of period....   194,978,128   1,212,755,498
                           ------------  --------------
  End of period..........  $245,380,767  $1,754,695,317
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-17
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 11,836,148  $   44,020,326    $  (12,238,662)      $  9,644,833     $   (1,323,774)
  Capital gains income...       --          130,914,844       114,733,928           --               10,662,058
  Net realized gain
   (loss) on security
   transactions..........       --            1,826,471        (4,786,085)           473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          709,363,622       140,386,292           (228,914)       110,953,813
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,836,148     886,125,263       238,095,473          9,889,192        119,587,579
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    34,983,693     374,759,005       143,597,572          9,146,977         67,409,255
  Net transfers..........   123,126,442     280,406,929       (12,597,119)         8,722,639         58,996,655
  Surrenders for benefit
   payments and fees.....   (94,130,526)   (329,416,389)     (117,626,736)       (28,665,195)       (34,320,175)
  Net annuity
   transactions..........       (32,392)      3,527,169           304,016             39,959            271,456
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,947,217     329,276,714        13,677,733        (10,755,620)        92,357,191
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........    75,783,365   1,215,401,977       251,773,206           (866,428)       211,944,770
NET ASSETS:
  Beginning of period....   267,038,029   3,701,271,594     1,733,908,168        191,113,651        411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    189,021      $     4,915,811
  Capital gains income...        25,347,181           25,624,259
  Net realized gain
   (loss) on security
   transactions..........         1,455,876             (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        17,463,831           82,775,505
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        44,455,909          112,849,634
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        16,804,591          141,279,121
  Net transfers..........       (27,399,853)          99,305,048
  Surrenders for benefit
   payments and fees.....       (28,546,428)         (49,052,200)
  Net annuity
   transactions..........           244,437              835,197
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (38,897,253)         192,367,166
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........         5,558,656          305,216,800
NET ASSETS:
  Beginning of period....       393,045,458          669,223,866
                           -------------------   ---------------
  End of period..........      $398,604,114      $   974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,558,627  $   36,403,121    $  (10,930,508)      $  9,013,463     $      492,907
  Capital gains income...           792     129,600,221       103,244,397           --               21,612,566
  Net realized gain
   (loss) on security
   transactions..........       --            2,159,454           413,746             28,917            243,148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          501,068,905       190,913,008          5,074,541         65,120,869
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,559,419     669,231,701       283,640,643         14,116,921         87,469,490
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    56,766,167     364,832,050       194,562,087          7,925,304         65,766,703
  Net transfers..........    (9,782,834)     27,406,992       (11,521,643)        (9,594,437)        26,458,731
  Surrenders for benefit
   payments and fees.....   (68,418,264)   (206,501,208)      (87,759,430)       (17,575,723)       (18,692,668)
  Net annuity
   transactions..........        12,261         725,608           361,130             (3,307)           190,331
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,422,670)    186,463,442        95,642,144        (19,248,163)        73,723,097
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   (10,863,251)    855,695,143       379,282,787         (5,131,242)       161,192,587
NET ASSETS:
  Beginning of period....   277,901,280   2,845,576,451     1,354,625,381        196,244,893        249,963,229
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $267,038,029  $3,701,271,594    $1,733,908,168       $191,113,651     $  411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,529,162)     $     3,234,554
  Capital gains income...        29,748,890            9,959,170
  Net realized gain
   (loss) on security
   transactions..........            29,653               (4,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (32,127,237)         111,067,791
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,877,856)         124,257,512
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        38,595,370          159,109,767
  Net transfers..........       (16,075,692)          87,528,713
  Surrenders for benefit
   payments and fees.....       (26,504,799)         (20,331,098)
  Net annuity
   transactions..........            66,746              349,515
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (3,918,375)         226,656,897
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........        (7,796,231)         350,914,409
NET ASSETS:
  Beginning of period....       400,841,689          318,309,457
                           -------------------   ---------------
  End of period..........      $393,045,458      $   669,223,866
                           -------------------   ---------------
                           -------------------   ---------------

SA-18                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 5,711,299    $ (1,090,110)   $   (320,020)      $ 19,946
  Capital gains income...      1,559,601       1,255,431         --             --
  Net realized gain
   (loss) on security
   transactions..........        (62,176)      1,445,433          (3,698)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (222,372)      9,623,019       6,597,665        --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,986,352      11,233,773       6,273,947         19,946
                           --------------   -------------   ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      9,244,144      17,606,410      13,468,482        --
  Net transfers..........      5,996,311      27,369,558      18,368,378        --
  Surrenders for benefit
   payments and fees.....     (3,894,672)     (4,568,343)       (982,314)       (42,255)
  Net annuity
   transactions..........         83,430          98,040         --             --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,429,213      40,505,665      30,854,546        (42,255)
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets.........     18,415,565      51,739,438      37,128,493        (22,309)
NET ASSETS:
  Beginning of period....     57,422,373      71,393,635       9,173,890        509,012
                           --------------   -------------   ------------   ---------------
  End of period..........    $75,837,938    $123,133,073    $ 46,302,383       $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

  *  From inception, March 2, 1998 to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL        SMALL          MIDCAP        SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND        CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*      SUB-ACCOUNT
                           --------------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,035,994     $  (457,120)    $   (12,661)       $ 21,390
  Capital gains income...        110,732       3,307,195         --              --
  Net realized gain
   (loss) on security
   transactions..........         13,808         (36,223)         (2,185)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,913       1,332,603         336,895         --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,279,447       4,146,455         322,049          21,390
                           --------------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     18,887,741      24,742,079       2,088,623         --
  Net transfers..........      9,531,179      30,544,670       6,774,154         --
  Surrenders for benefit
   payments and fees.....     (2,110,213)     (1,630,264)        (10,936)        (93,309)
  Net annuity
   transactions..........         25,045          44,603         --              --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     26,333,752      53,701,088       8,851,841         (93,309)
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets.........     27,613,199      57,847,543       9,173,890         (71,919)
NET ASSETS:
  Beginning of period....     29,809,174      13,546,092         --              580,931
                           --------------   -------------   -------------   ---------------
  End of period..........    $57,422,373     $71,393,635     $ 9,173,890        $509,012
                           --------------   -------------   -------------   ---------------
                           --------------   -------------   -------------   ---------------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-19
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    526               $ 1,465             $    28,796        $   134,592       $   (85,499)
  Capital gains income...         15,116              --                      --                 --                --
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         32,769                 1,465               1,957,610          1,110,431         1,606,229
                                --------               -------          -----------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     9,760,778         14,622,450        11,672,774
  Net transfers..........       --                    --                     6,090,057          5,094,816         5,647,677
  Surrenders for benefit
   payments and fees.....         (3,555)               (4,272)               (574,799)          (733,985)         (248,948)
  Net annuity
   transactions..........       --                    --                      --                   25,393          --
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (3,555)               (4,272)             15,276,036         19,008,674        17,071,503
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         29,214                (2,807)             17,233,646         20,119,105        18,677,732
NET ASSETS:
  Beginning of period....        170,573                37,164               6,477,420          2,391,916          --
                                --------               -------          -----------------   ---------------   ---------------
  End of period..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (51,799)      $   (44,785)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         601,328           610,042
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         551,213           563,892
                           -----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       6,236,230         6,771,031
  Net transfers..........       4,185,922         3,215,967
  Surrenders for benefit
   payments and fees.....        (161,010)          (80,660)
  Net annuity
   transactions..........        --                 --
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,261,142         9,906,338
                           -----------------   -------------
  Net increase (decrease)
   in net assets.........      10,812,355        10,470,230
NET ASSETS:
  Beginning of period....        --                 --
                           -----------------   -------------
  End of period..........     $10,812,355       $10,470,230
                           -----------------   -------------
                           -----------------   -------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY     U.S. GOVERNMENT
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     MONEY MARKET FUND
                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT**     SUB-ACCOUNT***       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    687               $ 1,594             $    22,704        $     1,732          $   2,019
  Capital gains income...         22,341              --                           662           --                 --
  Net realized gain
   (loss) on security
   transactions..........          6,810              --                      --                 --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          8,816              --                       409,485             32,195           --
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         38,654                 1,594                 432,851             33,927              2,019
                                --------               -------          -----------------   ---------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     5,104,417          2,100,608           --
  Net transfers..........       --                    --                     1,006,220            259,438            (88,379)
  Surrenders for benefit
   payments and fees.....        (40,942)               (4,272)                (66,068)            (2,057)            (9,133)
  Net annuity
   transactions..........       --                    --                      --                 --                  (21,870)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (40,942)               (4,272)              6,044,569          2,357,989           (119,382)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets.........         (2,288)               (2,678)              6,477,420          2,391,916           (117,363)
NET ASSETS:
  Beginning of period....        172,861                39,842                --                 --                  117,363
                                --------               -------          -----------------   ---------------       ----------
  End of period..........       $170,573               $37,164             $ 6,477,420        $ 2,391,916          $--
                                --------               -------          -----------------   ---------------       ----------
                                --------               -------          -----------------   ---------------       ----------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

SA-20                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    5,967
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       740,175
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       743,875
                           --------------
UNIT TRANSACTIONS:
  Purchases..............     1,325,581
  Net transfers..........     4,236,085
  Surrenders for benefit
   payments and fees.....       (56,204)
  Net annuity
   transactions..........       --
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,505,462
                           --------------
  Net increase (decrease)
   in net assets.........     6,249,337
NET ASSETS:
  Beginning of period....       --
                           --------------
  End of period..........    $6,249,337
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-21
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
OPERATIONS:
  Net investment income
   (loss)................     $   32,022         $    472               $    38                       $  111
  Capital gains income...       --                 16,340                   702                            6
  Net realized gain
   (loss) on security
   transactions..........           (287)           1,084             --                          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (9,874)          10,436                   (20)                        (145)
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,861           28,332                   720                          (28)
                           ---------------   ---------------            -------                       ------
UNIT TRANSACTIONS:
  Purchases..............        226,463          114,768                10,000                       10,000
  Net transfers..........      1,697,571          456,296             --                          --
  Surrenders for benefit
   payments and fees.....         (2,348)            (286)                   (1)                          (1)
  Net annuity
   transactions..........       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,921,686          570,778                 9,999                        9,999
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets.........      1,943,547          599,110                10,719                        9,971
NET ASSETS:
  Beginning of period....       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  End of period..........     $1,943,547         $599,110               $10,719                       $9,971
                           ---------------   ---------------            -------                       ------
                           ---------------   ---------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
OPERATIONS:
  Net investment income
   (loss)................            $     7
  Capital gains income...                 56
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                507
                                     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                570
                                     -------
UNIT TRANSACTIONS:
  Purchases..............             10,000
  Net transfers..........         --
  Surrenders for benefit
   payments and fees.....                  1
  Net annuity
   transactions..........         --
                                     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             10,001
                                     -------
  Net increase (decrease)
   in net assets.........             10,571
NET ASSETS:
  Beginning of period....         --
                                     -------
  End of period..........            $10,571
                                     -------
                                     -------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-22                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME



                                                                             THIRD QUARTER               NINE MONTHS
                                                                             ENDED                       ENDED
                                                                          SEPTEMBER 30,               SEPTEMBER 30,
                                                                       ---------------------------------------------
   (IN MILLIONS) (UNAUDITED)                                               1999      1998           1999       1998
   -----------------------------------------------------------------------------------------------------------------
   REVENUES
   Premiums and other considerations                                     $  513     $  484       $  1,517   $  1,430
   Net investment income                                                    333        339          1,019      1,035
   Net realized capital gains (losses)                                        -          3              1         (3)
   -----------------------------------------------------------------------------------------------------------------
          TOTAL REVENUES                                                    846        826          2,537      2,462
          ----------------------------------------------------------------------------------------------------------


   BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                           379        353          1,195      1,100
   Amortization of deferred policy acquisition costs                        141        119            396        328
   Dividends to policyholders                                                70         61             97        177
   Other expenses                                                           105        155            432        461
   -----------------------------------------------------------------------------------------------------------------
          TOTAL BENEFITS, CLAIMS AND EXPENSES                               695        688          2,120      2,066
          ----------------------------------------------------------------------------------------------------------


          INCOME BEFORE INCOME TAX EXPENSE                                  151        138            417        396
   Income tax expense                                                        51         49            144        139
   -----------------------------------------------------------------------------------------------------------------

          NET INCOME                                                     $  100      $  89        $   273    $   257
   -----------------------------------------------------------------------------------------------------------------










                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS


                                                                                            SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                            1999            1998
-----------------------------------------------------------------------------------------------------------------------
                                                                                            (Unaudited)
ASSETS
   INVESTMENTS
   Fixed maturities, available for sale, at fair value (amortized cost of
    $14,175 and $14,505)                                                                     $  13,902      $  14,818
   Equity securities, at fair value                                                                 50             31
   Policy loans, at outstanding balance                                                          4,283          6,684
   Other investments                                                                               352            264
----------------------------------------------------------------------------------------------------------------------
      Total investments                                                                         18,587         21,797
   Cash                                                                                             35             17
   Premiums receivable and agents' balances                                                         32             17
   Reinsurance recoverables                                                                      1,096          1,257
   Deferred policy acquisition costs                                                             4,012          3,754
   Deferred income tax                                                                             490            464
   Other assets                                                                                    704            695
   Separate account assets                                                                      97,030         90,262
----------------------------------------------------------------------------------------------------------------------
        TOTAL ASSETS                                                                         $ 121,986      $ 118,263
        --------------------------------------------------------------------------------------------------------------

LIABILITIES
   Future policy benefits                                                                    $   4,033      $   3,595
   Other policyholder funds                                                                     16,453         19,615
   Other liabilities                                                                             1,853          2,094
   Separate account liabilities                                                                 97,030         90,262
----------------------------------------------------------------------------------------------------------------------
        TOTAL LIABILITIES                                                                      119,369        115,566
        --------------------------------------------------------------------------------------------------------------


STOCKHOLDER'S EQUITY
   Common stock - 1,000 shares authorized, issued and outstanding,
        par value $5,690                                                                             6              6
   Capital surplus                                                                               1,045          1,045
   Accumulated other comprehensive income (loss)
           Net unrealized capital (losses) gains on securities, net of tax                        (169)           184
                                                                                            --------------------------

       Total accumulated other comprehensive income (loss)                                        (169)           184
                                                                                            --------------------------
   Retained earnings                                                                             1,735          1,462
----------------------------------------------------------------------------------------------------------------------
        TOTAL STOCKHOLDER'S EQUITY                                                               2,617          2,697
        --------------------------------------------------------------------------------------------------------------
             TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $ 121,986      $ 118,263
             ---------------------------------------------------------------------------------------------------------









                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY


NINE MONTHS ENDED SEPTEMBER 30, 1999

                                                                                   ACCUMULATED OTHER
                                                                                     COMPREHENSIVE
                                                                                     INCOME (LOSS)
                                                                                 ----------------------
                                                                                          NET
                                                                                   UNREALIZED CAPITAL
                                                                                   GAINS (LOSSES) ON                     TOTAL
                                                        COMMON         CAPITAL     SECURITIES, NET OF     RETAINED    STOCKHOLDER'S
  (IN MILLIONS) (UNAUDITED)                              STOCK         SURPLUS            TAX             EARNINGS       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
  Balance, December 31, 1998                           $   6          $  1,045         $  184             $  1,462       $  2,697
  COMPREHENSIVE INCOME
  Net income                                                                                                   273            273
                                                                                                                       ------------
  Other comprehensive income (loss), net of  tax (1)
    Net unrealized capital losses on securities (2)                                      (353)                              (353)
                                                                                                                       ------------
  Total other comprehensive income (loss)                                                                                   (353)
                                                                                                                       ------------
    TOTAL COMPREHENSIVE INCOME                                                                                               (80)
-----------------------------------------------------------------------------------------------------------------------------------
     BALANCE, SEPTEMBER 30, 1999                        $   6         $  1,045         $ (169)            $  1,735       $  2,617
-----------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED SEPTEMBER 30, 1998
                                                                                   ACCUMULATED OTHER
                                                                                  COMPREHENSIVE INCOME
                                                                                 ----------------------
                                                                                           NET
                                                                                    UNREALIZED CAPITAL                   TOTAL
                                                        COMMON          CAPITAL    GAINS ON SECURITIES,   RETAINED    STOCKHOLDER'S
(IN MILLIONS) (UNAUDITED)                                STOCK          SURPLUS         NET OF TAX        EARNINGS       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
  Balance, December 31, 1997                            $   6         $   1,045        $  179            $  1,113        $  2,343
  COMPREHENSIVE INCOME
  Net income                                                                                                   257            257
                                                                                                                       ------------
  Other comprehensive income, net of tax (1)
    Net unrealized capital gains on securities (2)                                        112                                 112
                                                                                                                       ------------
  Total other comprehensive income                                                                                            112
                                                                                                                       ------------
    TOTAL COMPREHENSIVE INCOME                                                                                                369
-----------------------------------------------------------------------------------------------------------------------------------
     BALANCE, SEPTEMBER 30, 1998                        $   6         $   1,045        $  291            $  1,370     $    2,712
-----------------------------------------------------------------------------------------------------------------------------------

(1) NET UNREALIZED CAPITAL GAINS (LOSSES) ON SECURITIES IS REFLECTED NET OF TAX (BENEFIT) PROVISION OF $(190) AND $60 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999 AND 1998, RESPECTIVELY.

(2) THERE WERE RECLASSIFICATION ADJUSTMENTS FOR AFTER-TAX GAINS (LOSSES) REALIZED IN NET INCOME OF $1 AND $(2) FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999 AND 1998, RESPECTIVELY.
















                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
                                      F-3

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                       NINE MONTHS ENDED
                                                                                                         SEPTEMBER 30,
                                                                                                 -----------------------------
(IN MILLIONS) (UNAUDITED)                                                                             1999            1998
------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
   Net income                                                                                    $    273         $    257
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
   Depreciation and amortization                                                                       (8)             (15)
   Net realized capital (gains) losses                                                                 (1)               3
   Increase in premiums receivable and agents' balances                                               (15)              (4)
   (Decrease) increase in other liabilities                                                           (81)               8
   Change in receivables, payables and accruals                                                       126               (8)
   Decrease in accrued tax                                                                           (200)             (55)
   Decrease (increase) in deferred income tax                                                         164              (90)
   Increase in deferred policy acquisition costs                                                     (258)            (359)
   Increase in future policy benefits                                                                 438              282
   (Increase) decrease in reinsurance recoverables and other assets                                  (262)             104
------------------------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       176              123
------------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                                        (5,132)          (4,619)
   Sales of investments                                                                             6,434            3,340
   Maturities and principal paydowns of fixed maturity investments                                  1,338            1,387
------------------------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                                                     2,640              108
------------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
   Net disbursements for investment and universal life-type
      contracts charged against  policyholder accounts                                             (2,798)            (199)
------------------------------------------------------------------------------------------------------------------------------
      NET CASH USED FOR FINANCING ACTIVITIES                                                       (2,798)            (199)
------------------------------------------------------------------------------------------------------------------------------

   Net increase in cash                                                                                18               32
   Cash - beginning of period                                                                          17               54
------------------------------------------------------------------------------------------------------------------------------
      CASH - END OF PERIOD                                                                       $     35         $     86
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
NET CASH PAID DURING THE PERIOD FOR
Income taxes                                                                                     $    111         $   241











                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR SHARE DATA UNLESS OTHERWISE STATED)
                                   (UNAUDITED)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

(A)      BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1998 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(B)  CHANGES IN ACCOUNTING PRINCIPLES

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin for the first quarter 2001.

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2.  SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments: Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1998 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The following tables present summarized financial information concerning the Company's segments.


                                                          Investment      Individual
SEPTEMBER 30, 1999                                         Products          Life            COLI          Other        Total
------------------------------------------------------------------------------------------------------------------------------------
THIRD QUARTER ENDED
Total revenues                                            $    468          $   148         $   220         $   10      $    846
Net income                                                      69               19               7              5           100
------------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED
Total revenues                                            $  1,403          $   421         $   659         $   54      $  2,537
Net income (loss)                                              228               51              20            (26)          273
------------------------------------------------------------------------------------------------------------------------------------


                                                          Investment      Individual
SEPTEMBER 30, 1998                                         Products          Life            COLI          Other        Total
------------------------------------------------------------------------------------------------------------------------------------
THIRD QUARTER ENDED
Total revenues                                            $    445          $   137         $   219         $   25      $   826
Net income                                                      67               16               6              -           89
------------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED
Total revenues                                           $   1,333          $   401         $   691         $   37      $  2,462
Net income (loss)                                              197               44              18             (2)          257
------------------------------------------------------------------------------------------------------------------------------------


3.  COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) INVESTMENTS

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. ("CFS"), a securitizer and servicer of asset backed securities, and on December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As a result, the Company recognized $25, after-tax, writedown related to the asset backed securities during the fourth quarter of 1998. In June 1999, CFS ceased operations at which time the Company recognized an additional $28, after-tax, writedown. In August 1999, the Company sold all of its CFS holdings at a nominal gain, recovering its June 30, 1999 amortized cost of $23.

(c) TAX MATTERS

Hartford Life Insurance Company's federal income tax returns are routinely audited by the Internal Revenue Service. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           FOR THE YEARS
                                                         ENDED DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $ 6       $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................     --               --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................     --               --          --               (1)            (1)
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1998..........    $ 6       $    1,045        $184           $1,462         $2,697
                                           ------          ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $ 6       $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................     --               --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1997..........    $ 6       $    1,045        $179           $1,113         $2,343
                                           ------          ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $ 6       $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................     --               --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................     --               38          --               --             38
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1996..........    $ 6       $    1,045        $ 30           $  811         $1,892
                                           ------          ------       -----         -----------      ------
                                           ------          ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(c) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(d) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(e) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(f) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
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option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.
(g) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(h) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(i) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

(c) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(d) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(e) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(f) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(g) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 18,159      1,009     1,944           50           1,504      91         4,598
    Other policyholder funds.......  $ 21,034         10       150           --           1,747      --         1,907
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                                    DECEMBER 31, 1997                    MATURITIES/      DECEMBER 31, 1998
                                                     NOTIONAL AMOUNT      ADDITIONS   TERMINATIONS (1)     NOTIONAL AMOUNT
                                                  ---------------------   ----------  -----------------   -----------------
BY DERIVATIVE TYPE
Caps............................................        $1,239              $ 1,000        $  327              $1,912
Floors..........................................         1,864                   --         1,281                 583
Swaps/Forwards..................................         3,342                1,838         1,475               3,705
Futures.........................................            50                    8            37                  21
Options.........................................            10                   --            10                  --
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
BY STRATEGY
Liability.......................................        $1,907              $ 1,099        $  661              $2,345
Anticipatory....................................            --                  242             7                 235
Asset...........................................         1,805                1,260           667               2,398
Portfolio.......................................         2,793                  245         1,795               1,243
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
                                                       -------            ----------      -------             -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(b) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(c) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(d) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(e) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT   INDIVIDUAL
1996                                                      PRODUCTS       LIFE       COLI    OTHER    TOTAL
-------------------------------------------------------  ----------   ----------   -------  ------  --------
Total revenues.........................................   $ 1,002       $  440     $ 1,360  $   87  $  2,889
Net investment income..................................       684          153         480      80     1,397
Amortization of deferred policy acquisition costs......       174           60          --      --       234
Income tax expense (benefit)...........................       (42)          24          11      27        20
Net income (loss)......................................       (77)          44          26      45        38
Assets.................................................    57,410        3,753      14,222   2,377    77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                     PART C

Other Information

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company (Hartford) authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity
               Contract.(4)

          (5)  Form of Application.(5)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

         (10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11)  No financial statements are omitted.

         (12)  Not applicable.

         (13)  Not applicable.

-----------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.
(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-91925, filed on December 1, 1999.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-91925, dated February 22, 2000.

         (14)  Not applicable.

         (15)  Copy of Power of Attorney.

         (16)  Organizational Chart.

Item 25.  Directors and Officers of the Depositor

-----------------------------------------------------------------------------------
NAME                                    POSITION WITH HARTFORD
-----------------------------------------------------------------------------------
David A. Carlson                        Vice President
-----------------------------------------------------------------------------------
Peter W. Cummins                        Senior Vice President
-----------------------------------------------------------------------------------
Bruce W. Ferris                         Vice President
-----------------------------------------------------------------------------------
Timothy M. Fitch                        Vice President
-----------------------------------------------------------------------------------
Mary Jane B. Fortin                     Vice President & Chief Accounting Officer
-----------------------------------------------------------------------------------
David T. Foy                            Senior Vice President, Chief Financial
                                        Officer & Treasurer, Director*
-----------------------------------------------------------------------------------
Lynda Godkin                            Senior Vice President, General Counsel and
                                        Corporate Secretary, Director*
-----------------------------------------------------------------------------------
Lois W. Grady                           Senior Vice President
-----------------------------------------------------------------------------------
Stephen T. Joyce                        Senior Vice President
-----------------------------------------------------------------------------------
Michael D. Keeler                       Vice President
-----------------------------------------------------------------------------------
Robert A. Kerzner                       Senior Vice President
-----------------------------------------------------------------------------------
Thomas M. Marra                         Executive Vice President, Director*
-----------------------------------------------------------------------------------
Craig R. Raymond                        Senior Vice President and Chief Actuary
-----------------------------------------------------------------------------------
Donald A. Salama                        Vice President
-----------------------------------------------------------------------------------
Lowndes A. Smith                        President and Chief Executive Officer, Director*
-----------------------------------------------------------------------------------
David M. Znamierowski                   Senior Vice President and Chief
                                        Investment Officer, Director*
-----------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of December 31, 1999, there were 243,523 Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
          Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
          Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a director or officer of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two
               (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two
               (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager
               Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
               Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
               Three
              Hartford Life and Annuity Insurance Company - Separate Account
               Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
               Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two

              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

              Name and Principal                Positions and Offices
               Business Address                    With Underwriter
              ------------------                ---------------------
              David A. Carlson                  Vice President
              Peter W. Cummins                  Senior Vice President
              David T. Foy                      Treasurer
              Lynda Godkin                      Senior Vice President,
                                                General Counsel and
                                                Corporate Secretary
              George R. Jay                     Controller
              Robert A. Kerzner                 Executive Vice President
              Thomas M. Marra                   Executive Vice President,
                                                Director
              Paul E. Olson                     Supervising Registered
                                                Principal
              Lowndes A. Smith                  President and Chief
                                                Executive Officer, Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                    SIGNATURES
                                    ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of March, 2000.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By: /s/ Thomas M. Marra                        *By:  /s/ Marianne O'Doherty
   ---------------------------------------         -----------------------------
   Thomas M. Marra, Executive Vice President       Marianne O'Doherty
                                                   Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: /s/ Thomas M. Marra
    ---------------------------------------
    Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer, Director*
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary,
    Director*
Thomas M. Marra, Executive Vice                   *By:  /s/ Marianne O'Doherty
    President, Director*                               ------------------------
Lowndes A. Smith, President &                          Marianne O'Doherty
    Chief Executive Officer, Director*                 Attorney-In-Fact
Raymond R. Welnicki, Senior Vice President,
    Director*
Lizabeth H. Zlatkus, Senior
    Vice President, Director*
David M. Znamierowski, Senior Vice President
    and Chief Financial Officer, Director*        Dated: March 7, 2000

                                   EXHIBIT INDEX

  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.
 (10)     Consent of Arthur Andersen LLP, Independent Public Accountants.
 (15)     Power of Attorney.
 (16)     Organizational Chart.